UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS (a) - 6.4%
CHEMICALS - 0.1%
1,102,216	Vertellus Holdings LLC Second Lien Term Loan 13.00%, 10/31/2021	975,461

ENERGY - 1.0%
943,916	Arch Coal, Inc. Exit Term Loan 10.00%, 10/05/2021 (b)	960,830
8,967,965	Chief Exploration & Development LLC Second Lien Term Loan 7.75%, 05/16/2021	8,811,026

		9,771,856

INDUSTRIALS - 0.1%
1,500,000	Gruden Acquisition, Inc. Second Lien Term Loan 9.50%, 08/18/2023	1,187,505

TELECOMMUNICATIONS - 4.9%
4,274,583	Avaya, Inc. Term Loan B-7 6.25%, 05/29/2020	3,729,595
43,040,556	TerreStar Corporation Term Loan A 5.50%, 02/27/2020 (c)(d)	42,911,434

		46,641,029

UTILITY - 0.3%
1,000,000	Granite Acquisition, Inc. Second Lien Term Loan 8.25%, 12/19/2022	965,000
471,039,553	Texas Competitive Electric Holdings Co., LLC (e)	2,355,198

		3,320,198

	Total U.S. Senior Loans (Cost $71,573,573)	61,896,049

Principal Amount ($)		Value ($)
NON-U.S. SENIOR LOANS (a)(f) - 11.2%
CONSUMER PRODUCTS - 0.2%
2,137,469	Laureate Education, Inc. Extended Term Loan 8.87%, 03/17/2021	2,149,503

ENERGY - 5.4%
10,107,362	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	9,387,213
9,388,046	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 6.00%, 03/31/2021 (b)	6,130,394
1,911,898	Drillships Ocean Ventures, Inc. Term Loan B 5.50%, 07/25/2021 (b)	1,521,947
	Fieldwood Energy LLC
11,887,042	Second Lien Term Loan 8.38%, 09/30/2020	8,499,235
20,172,003	First Lien Last Out Term Loan 8.38%, 09/30/2020	17,700,932
12,498,103	Seadrill Partners Finco LLC Term Loan B 4.00%, 02/21/2021 (b)	8,686,182

		51,925,903

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
NON-U.S. SENIOR LOANS (a)(f) - (continued)
HEALTHCARE - 1.9%
4,974,747	Auris Luxembourg III S.a.r.l. Term Loan B4 4.25%, 01/15/2022	5,010,516
5,331,989	HLS Therapeutics, Inc. Term Loan 10.00%, 08/03/2021 (c)	5,368,246
3,190,140	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	2,631,866
4,830,018	Onex Wizard US Acquisition, Inc. Second Lien Term Loan 4.00%, 03/13/2022	4,876,821

		17,887,449

INDUSTRIALS - 0.2%
1,481,481	WireCo WorldGroup, Inc. Second Lien Term Loan B 10.00%, 09/30/2024	1,494,444

INFORMATION TECHNOLOGY - 0.5%
7,000,000	Evergreen Skills Lux S.a.r.l. Second Lien Term Loan 9.34%, 04/28/2022	5,274,080

MANUFACTURING - 0.0%
360,073	Doncasters U.S. Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	337,568

MEDIA & TELECOMMUNICATIONS - 0.3%
3,428,571	iHeartCommunications, Inc. Tranche D Term Loan 7.52%, 01/30/2019	2,802,857

Principal Amount ($)		Value ($)
RETAIL - 1.1%
1,127,953	Toys ‘R’ Us Property Co. I LLC New Term Loan B 6.00%, 08/21/2019	1,106,331
10,483,914	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	9,238,949

		10,345,280

SERVICE - 1.1%
12,602,008	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.07%, 04/02/2020	10,509,192

TELECOMMUNICATIONS - 0.5%
5,000,000	UPC Financing Partnership Term Loan AN 4.08%, 08/31/2024	5,060,150

	Total Non-U.S. Senior Loans (Cost $102,249,672)	107,786,426

NON-U.S. ASSET-BACKED SECURITIES (f)(g) - 15.5%
	Acis CLO, Ltd.
4,000,000	Series 2014-3A, Class E 5.64%, 02/01/2026 (h)(i)	3,204,800
4,000,000	Series 2014-4A, Class F 6.04%, 05/01/2026 (h)(i)	2,747,960
8,430,000	Series 2014-4A, Class D 3.99%, 05/01/2026 (h)(i)	7,526,936
12,000,000	Series 2014-5A, Class D 5.23%, 11/01/2026 (h)(i)	11,300,640
6,000,000	Series 2014-3A, Class D 4.01%, 02/01/2026 (h)(i)	5,282,070

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
NON-U.S. ASSET-BACKED SECURITIES (f)(g) - (continued)
1,075,000	AIMCO CLO Series 2015-AA, Class F 9.38%, 01/15/2028 (i)	1,048,125
2,000,000	Anchorage Capital CLO, Ltd. Series 2014-5A, Class E 5.88%, 10/15/2026 (i)	1,890,000
3,000,000	Apidos CLO XXI Series 2015-21A, Class E 7.33%, 07/18/2027 (i)	2,505,900
1,250,000	Betony CLO, Ltd. Series 2015-1A, Class E 6.23%, 04/15/2027 (i)	1,107,812
2,000,000	BlueMountain CLO, Ltd. Series 2015-4A, Class F 8.63%, 01/20/2027 (i)	1,860,200
1,000,000	Cent CLO, Ltd. Series 2014-22A, Class E 7.28%, 11/07/2026 (i)	796,800
1,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.63%, 04/13/2025 (i)	872,980
1,000,000	CIFC Funding IV, Ltd. Series 2014-4A, Class F 6.48%, 10/17/2026 (i)	815,000
1,000,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class ER 6.09%, 01/15/2028 (i)	987,587
6,567,792	Eastland CLO, Ltd. Series 2007-1A, Class D 4.49%, 05/01/2022 (h)(i)	5,652,702
500,000	Figueroa CLO 2014-1, Ltd. Series 2014-1A, Class E 6.58%, 01/15/2027 (i)	450,000
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 7.38%, 01/15/2027 (i)	1,140,000

Principal Amount ($)		Value ($)
NON-U.S. ASSET-BACKED SECURITIES (f)(g) - (continued)
	Flagship CLO VIII, Ltd.
1,500,000	Series 2014-8A, Class D 4.58%, 01/16/2026 (i)	1,380,000
500,000	Series 2014-8A, Class E 6.08%, 01/16/2026 (i)	412,500
2,000,000	Series 2014-8A, Class F 6.73%, 01/16/2026 (i)	1,310,000
500,000	Galaxy XVII CLO, Ltd. Series 2014-17A, Class E 5.53%, 07/15/2026 (i)	436,650
7,200,000	Grayson CLO, Ltd. Series 2006-1A, Class C 2.44%, 11/01/2021 (h)(i)	6,213,874
2,250,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 6.03%, 10/22/2025 (i)	1,875,060
1,103,192	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.33%, 11/25/2051 (h)(i)	1,048,033
6,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.66%, 05/20/2027 (i)	5,310,000
1,500,000	Magnetite XIV, Ltd. Series 2015-14A, Class F 7.38%, 07/18/2028 (i)	1,267,500
1,500,000	Mountain Hawk CLO, Ltd. Series 2013-2A, Class E 5.68%, 07/22/2024 (i)	1,123,200
1,000,000	Mountain Hawk II CLO, Ltd. Series 2013-2A, Class D 4.03%, 07/22/2024 (i)	840,750
5,000,000	Mountain View CLO II, Ltd. Series 2006-2A, Class E 4.62%, 01/12/2021 (i)	4,740,875

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
NON-U.S. ASSET-BACKED SECURITIES (f)(g) - (continued)
2,000,000	Mountain View CLO X, Ltd. Series 2015-10A, Class F 7.23%, 10/13/2027 (i)	1,559,460
3,720,000	Neptuno CLO II BV Series 2007-2A, Class D 3.81%, 01/16/2023 (i)	3,732,587
466,370	Pamco Cayman, Ltd. Series 1997-1A, Class B 7.91%, 08/06/2013 (h)	229,687
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 2.28%, 04/18/2021 (i)	978,500
2,000,000	Recette CLO LLC Series 2015-1A, Class F 8.33%, 10/20/2027 (i)	1,716,600
2,000,000	Regatta Funding L.P. Series 2013-2A, Class DR 8.55%, 01/15/2029 (i)	1,935,000
2,752,426	Rockwall CDO II, Ltd. Series 2007-1A, Class B2L 5.14%, 08/01/2024 (h)(i)	2,554,802
2,000,000	Saranac CLO III, Ltd. Series 2014-3A, Class E 6.02%, 06/22/2025 (i)	1,695,000
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 6.08%, 10/15/2026 (i)	1,068,480
3,805,154	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B2L 5.44%, 02/27/2021 (i)	3,691,000
3,774,031	Stratford CLO, Ltd. Series 2007-1A, Class E 4.89%, 11/01/2021 (h)(i)	3,475,694

Principal Amount ($)		Value ($)
NON-U.S. ASSET-BACKED SECURITIES (f)(g) - (continued)
1,500,000	THL Credit Wind River CLO, Ltd. Series 2014-1A, Class E 5.83%, 04/18/2026 (i)	1,357,950
500,000	TICP CLO III, Ltd. Series 2014-3A, Class E1 6.43%, 01/20/2027 (i)	456,250
1,000,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 6.38%, 07/24/2024 (i)	760,000
	Westchester CLO, Ltd.
32,673,000	Series 2007-1A, Class C 1.74%, 08/01/2022 (h)(i)	30,525,240
3,750,000	Series 2007-1A, Class D 3.24%, 08/01/2022 (h)(i)	3,440,419
13,357,345	Series 2007-1A, Class E 5.19%, 08/01/2022 (h)(i)	12,273,356
700,000	Zais CLO, Ltd. Series 2014-2A, Class E 7.38%, 07/25/2026 (i)	583,870
1,500,000	Ziggurat CLO I, Ltd. Series 2014-1A, Class F 6.88%, 10/17/2026 (i)	1,205,100

	Total Non-U.S. Asset-Backed Securities (Cost $153,216,696)	148,386,949

U.S. CORPORATE BONDS & NOTES - 3.1%
AUTOMOBILES & COMPONENTS (j) - 0.5%
75,000,000	DPH Holdings Corp.	3,000,000
25,000,000	DPH Holdings Corp.	1,000,000
30,000,000	DPH Holdings Corp.	1,200,000

		5,200,000

CHEMICALS (k) - 1.4%
15,396,500	Momentive Performance Materials, Inc. 4.69%, 04/24/2022	13,317,972

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. CORPORATE BONDS & NOTES - (continued)
ENERGY (g) - 0.4%
4,111,000	California Resources Corp. 8.00%, 12/15/2022	3,679,345
TELECOMMUNICATION SERVICES - 0.7%
2,500,000	AT&T, Inc. 3.40%, 05/15/2025	2,413,890
9,500,000	Avaya, Inc. 10.50%, 03/01/2021 (g)	4,132,500

		6,546,390

UTILITIES (e) - 0.1%
25,000,000	Texas Competitive Electric Holdings Co., LLC	212,500
3,000,000	Texas Competitive Electric Holdings Co., LLC	45,000
75,094,000	Texas Competitive Electric Holdings Co., LLC	563,205
51,140,000	Texas Competitive Electric Holdings Co., LLC	383,550
9,346,000	Texas Competitive Electric Holdings Co., LLC	70,095

		1,274,350

	Total U.S. Corporate Bonds & Notes (Cost $32,490,924)	30,018,057

NON-U.S. CORPORATE BONDS & NOTES (f) - 4.1%
BROADCASTING (l) - 0.8%
20,688,903	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021	7,991,089

CHEMICALS (k) - 0.2%
2,363,000	Tronox Finance LLC 6.38%, 08/15/2020	2,221,220

ENERGY (g) - 1.5%
290	American Energy-Permian Basin LLC 7.38%, 11/01/2021	247

Principal Amount ($)		Value ($)
NON-U.S. CORPORATE BONDS & NOTES (f) - (continued)
37,083,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019	14,276,955

		14,277,202

HEALTHCARE EQUIPMENT & SERVICES (g)(k) - 0.3%
3,124,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 05/15/2022	2,780,360

MATERIALS - 0.1%
500,000	Goldcorp, Inc. 5.45%, 06/09/2044	492,167

SOFTWARE & SERVICES - 0.2%
2,500,000	Microsoft Corp. 2.40%, 08/08/2026	2,364,742

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
3,000,000	Apple, Inc. 3.85%, 08/04/2046	2,881,887

TELECOMMUNICATION SERVICES (k) - 0.3%
3,250,000	Intelsat Jackson Holdings SA 7.25%, 10/15/2020	2,535,000

UTILITIES (k) - 0.4%
6,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	4,305,000

	Total Non-U.S. Corporate Bonds & Notes (Cost $63,867,796)	39,848,667

NON-U.S. GOVERNMENT BONDS (f) - 5.0%
	Argentine Republic Government International Bond
62,500,000	2.50%, 12/31/2038(h)(k)(m)	38,593,750
2,103,215	8.28%, 12/31/2033(j)	2,192,606
3,000,000	7.50%, 04/22/2026(g)	3,157,500
	Hellenic Republic Government Bond
250,000	3.00%, 02/24/2035(m)	170,293

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
NON-U.S. CORPORATE BONDS & NOTES (f) - (continued)
250,000	3.00%, 02/24/2036 (m)	167,483
250,000	3.00%, 02/24/2040 (m)	164,750
250,000	3.00%, 02/24/2039 (m)	165,811
250,000	3.00%, 02/24/2037 (m)	166,988
250,000	3.00%, 02/24/2023 (m)	216,021
250,000	3.00%, 02/24/2024 (m)	211,603
250,000	3.00%, 02/24/2030 (m)	185,803
250,000	3.00%, 02/24/2033 (m)	176,106
250,000	3.00%, 02/24/2034 (m)	172,424
250,000	3.00%, 02/24/2032 (m)	179,289
250,000	3.00%, 02/24/2038 (m)	165,320
250,000	3.00%, 02/24/2042 (m)	165,600
250,000	3.00%, 02/24/2041 (m)	165,642
250,000	3.00%, 02/24/2027 (m)	202,032
250,000	3.00%, 02/24/2026 (m)	205,162
250,000	3.00%, 02/24/2025 (m)	207,990
250,000	3.00%, 02/24/2031 (m)	182,371
250,000	3.00%, 02/24/2028 (m)	194,179
250,000	3.00%, 02/24/2029 (m)	189,203

	Total Non-U.S. Government Bonds (Cost $39,590,765)	47,597,926

Shares
U.S. EQUITY - 37.9%
CHEMICALS (n) - 0.8%
730,484	MPM Holdings, Inc.(k)	6,330,740
881,773	Vertellus Specialties, Inc.	1,124,260

		7,455,000

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,000	Waste Management, Inc.	283,640

Shares		Value ($)
U.S. EQUITY - (continued)
CONSUMER DURABLES & APPAREL - 0.6%
6,500	Ethan Allen Interiors, Inc.(l)	239,525
278,000	Kate Spade & Co.(n)	5,190,260

		5,429,785

CONSUMER SERVICES - 2.9%
4,000	Darden Restaurants, Inc.	290,880
3,000	Jack in the Box, Inc.	334,920
1,533,352	K12, Inc.(k)(n)	26,312,320
100,000	Weight Watchers International, Inc.(k)(l)(n)	1,145,000

		28,083,120

DIVERSIFIED FINANCIALS - 0.1%
5,000	Charles Schwab Corp. (The)	197,350
2,500	Northern Trust Corp.	222,625

		419,975

ENERGY - 0.1%
9,135	Arch Coal, Inc., Class A(k)(n)	712,987
3,000	EOG Resources, Inc.	303,300

		1,016,287

FOOD & STAPLES RETAILING (l) - 0.0%
10,000	Whole Foods Market, Inc.	307,600

FOOD, BEVERAGE & TOBACCO (n) - 0.0%
4,736	Hain Celestial Group, Inc. (The)	184,846

HEALTHCARE EQUIPMENT & SERVICES - 2.3%
3,000	Aetna, Inc.	372,030
61,625	Brookdale Senior Living, Inc.(k)(n)	765,383
488,750	Patterson Cos., Inc.(k)	20,053,412
3,000	Quest Diagnostics, Inc.	275,700

		21,466,525

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

Shares		Value ($)
U.S. EQUITY - (continued)
INSURANCE - 0.2%
56,585	FNF Group(k)	1,921,627
5,000	Hartford Financial Services Group, Inc. (The)	238,250

		2,159,877

MATERIALS (k)(n) - 0.2%
250,000	Cliffs Natural Resources, Inc.	2,102,500

MEDIA (n) - 0.0%
196,250	Cumulus Media, Inc., Class A	200,175

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (n) - 1.0%
2,000	Celgene Corp.	231,500
63,074	Collegium Pharmaceutical, Inc.(k)(l)	982,062
163,281	Heron Therapeutics, Inc.(k)(l)	2,138,981
447,885	Minerva Neurosciences, Inc.(k)	5,262,649
15,000	Ultragenyx Pharmaceutical, Inc.(k)	1,054,650

		9,669,842

REAL ESTATE (k) - 3.5%
2,538,536	Independence Realty Trust, Inc., REIT	22,643,741
101,918	Jernigan Capital, Inc., REIT	2,145,374
2,219,361	RAIT Financial Trust, REIT	7,457,053
105,699	Spirit Realty Capital, Inc., REIT	1,147,891

		33,394,059

SOFTWARE & SERVICES - 3.3%
600	Alphabet, Inc., Class C(n)	463,092
15,000	CA, Inc.	476,550
7,500	PayPal Holdings, Inc.(n)	296,025
100,000	Square, Inc., Class A(k)(n)	1,363,000
1,781,500	Twitter, Inc.(k)(n)	29,038,450

		31,637,117

Shares		Value ($)
U.S. EQUITY - (continued)
TECHNOLOGY HARDWARE & EQUIPMENT (k)(l)(n) - 0.1%
100,000	Fitbit, Inc., Class A	732,000

TELECOMMUNICATION SERVICES (c)(d)(o) - 10.0%
306,550	TerreStar Corporation	96,186,194

TRANSPORTATION - 0.0%
1,000	FedEx Corp.	186,200

UTILITIES - 12.8%
6,500	Ormat Technologies, Inc.	348,530
7,905,143	Vistra Energy Corp.(k)	122,529,716

		122,878,246

	Total U.S. Equity (Cost $510,406,710)	363,792,988

NON-U.S. EQUITY (f) - 11.1%
BANKS (k) - 0.7%
30,300	Banco Macro SA ADR	1,949,805
349,750	Grupo Supervielle SA ADR(n)	4,595,715

		6,545,520

CAPITAL GOODS - 0.6%
45,000	Siemens AG	5,543,766

CONSUMER SERVICES - 0.1%
7,500	Starbucks Corp.	416,400

DIVERSIFIED FINANCIALS - 0.0%
7,500	Bank of New York Mellon Corp. (The)	355,350

ENERGY - 3.9%
7,500	Exxon Mobil Corp.	676,950
8,000	FMC Technologies, Inc.(n)	284,240
6,621,724	Ocean Rig UDW, Inc.(k)(n)	11,521,800

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

Shares		Value ($)
NON-U.S. EQUITY (f) - (continued)
ENERGY - (continued)
700,844	Plains GP Holdings L.P., Class A(k)	24,305,270
79,700	Transportadora de Gas del Sur SA, Class B ADR(k)	718,894

		37,507,154

FOOD, BEVERAGE & TOBACCO - 0.0%
6,500	Mondelez International, Inc., Class A	288,145

HEALTHCARE EQUIPMENT & SERVICES (c)(n) - 0.2%
275,000	HLS Therapeutics, Inc.	1,768,250

INSURANCE - 1.1%
65,000	Allianz SE	10,763,723

MATERIALS - 0.3%
3,000	Air Products & Chemicals, Inc.	431,460
115,000	Ternium SA ADR(k)	2,777,250

		3,208,710

MEDIA (k)(n) - 0.3%
77,945	Loral Space & Communications, Inc.	3,199,642

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
20,000	Actelion, Ltd.	4,339,056
100,000	Nektar Therapeutics(k)(n)	1,227,000
30,000	Patheon NV(k)(n)	861,300

		6,427,356

REAL ESTATE (k)(n) - 0.1%
25,340	Cresud SACIF y A ADR	399,612
32,445	IRSA Inversiones y Representaciones SA ADR	598,286

		997,898

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
180,000	Infineon Technologies AG	3,134,506

Shares		Value ($)
NON-U.S. EQUITY (f) - (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (continued)
30,000	NXP Semiconductor NV(k)(n)	2,940,300
4,000	Skyworks Solutions, Inc.	298,640

		6,373,446

SOFTWARE & SERVICES - 0.9%
6,500	Citrix Systems, Inc.(n)	580,515
66,500	Fortinet, Inc.(k)(n)	2,002,980
5,000	Intuit, Inc.	573,050
35,000	MercadoLibre, Inc.(k)	5,464,900

		8,621,445

TRANSPORTATION - 0.3%
100,000	Deutsche Post AG	3,294,512

UTILITIES (k) - 1.2%
35,000	Empresa Distribuidora Y Comercializadora Norte ADR(n)	974,750
851,650	NRG Energy, Inc.	10,441,229

		11,415,979

	Total Non-U.S. Equity (Cost $169,598,365)	106,727,296

U.S. EXCHANGE-TRADED FUNDS - 0.2%
43,198	Highland/iBoxx Senior Loan ETF(d)(k)	809,963
11,000	ProShares Ultra QQQ ETF(l)	947,320

	Total U.S. Exchange-Traded Funds (Cost $1,834,104)	1,757,283

NON-U.S. MASTER LIMITED PARTNERSHIPS (f) - 21.8%
ENERGY - 21.8%
839,800	Boardwalk Pipeline Partners LP(k)	14,578,928
1,215,640	Energy Transfer Equity LP(k)	23,474,008
551,650	Energy Transfer Partners LP(k)	19,754,586
886,725	Enterprise Products Partners LP(k)	23,977,044
3,903,235	Highland Energy MLP Fund(d)	20,023,595
635,764	MPLX LP(k)	22,010,150

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

Shares		Value ($)
NON-U.S. MASTER LIMITED PARTNERSHIPS (f) - (continued)
ENERGY - (continued)
360,375	SemGroup Corp., Class A(k)	15,045,656
82,233	Shell Midstream Partners LP(k)	2,392,158
503,576	Targa Resources Corp.(k)	28,235,506
306,250	Western Gas Equity Partners LP(k)	12,969,688
705,914	Williams Cos., Inc. (The)(k)	21,982,162
119,450	Williams Partners LP(k)	4,542,684

		208,986,165

	Total Non-U.S. Master Limited Partnerships (Cost $257,337,948)	208,986,165

Units
U.S. RIGHTS - 1.4%
UTILITY (n) - 1.4%
7,905,143	Texas Competitive Electric Holdings Co., LLC	13,043,486

	Total U.S. Rights (Cost $22,846,517)	13,043,486

NON-U.S. WARRANTS (f) - 0.0%
ENERGY (k)(n) - 0.0%
6,705,000	Kinder Morgan, Inc., expires 05/25/2017	36,877

HEALTHCARE EQUIPMENT & SERVICES (c)(n) - 0.0%
40,994	HLS Therapeutics, Inc. expires 08/20/2020	83,218

	Total Non-U.S. Warrants (Cost $8,656,183)	120,095

Contracts		Value ($)
U.S. PURCHASED CALL OPTIONS (p) - 2.1%
20,000	American Airlines Group, Inc., Strike price $40.00, expires 01/20/2017	13,340,000
15,000	CBOE SPX Volatility Index, Strike price $16.00, expires 02/15/2017	3,225,000
17,564	CBOE SPX Volatility Index, Strike price $18.00, expires 02/15/2017	2,898,060
2,500	CBOE SPX Volatility Index, Strike price $20.00, expires 02/15/2017	302,500

	Total U.S. Purchased Call Options (Cost $19,523,024)	19,765,560

U.S. PURCHASED PUT OPTIONS (p) - 0.4%
12,000	CBOE SPX Volatility Index, Strike price $12.00, expires 02/15/2017	84,000
22,564	CBOE SPX Volatility Index, Strike price $13.00, expires 02/15/2017	564,100
1,000	CBOE SPX Volatility Index, Strike price $14.00, expires 01/18/2017	60,000
1,000	iShares 20+ Year Treasury Bond ETF, Strike price $141.00, expires 03/17/2017	137,000
4,000	iShares Russell 2000 Index Fund, ETF, Strike price $114.00, expires 01/20/2017	16,000
2,000	iShares Russell 2000 Index Fund, ETF, Strike price $116.00, expires 01/20/2017	10,000
5,000	iShares Russell 2000 Index Fund, ETF, Strike price $129.00, expires 06/16/2017	2,650,000

	Total U.S. Purchased Put Options (Cost $6,345,329)	3,521,100

Principal Amount ($)
NON-U.S. PURCHASED PUT OPTIONS (f)(p) - 0.0%
240	British Pound Future, Strike price $119.00, expires 03/03/2017 119.50%, 03/03/2017	123,000

	Total Non-U.S. Purchased Put Options (Cost $142,625)	123,000

Shares
U.S. REGISTERED INVESTMENT COMPANIES (q) - 0.1%
1,236,074	State Street Navigator Prime Securities Lending Portfolio	1,236,074

	Total U.S. Registered Investment Companies (Cost $1,236,074)	1,236,074

NON-U.S. INVESTMENT COMPANIES (d)(f) - 1.8%
10,000	BB Votorantim Highland Infrastructure LLC	4,156,635

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

Shares		Value ($)
NON-U.S. INVESTMENT COMPANIES (d)(f) - (continued)
644,247	Highland Merger Arbitrage Fund	13,271,495

	Total Non-U.S. Investment Companies (Cost $17,574,556)	17,428,130

Total Investments - 122.1% (Cost $1,478,490,861)		1,172,035,251

Principal Amount ($)
SECURITIES SOLD SHORT (r) - (9.0)%
NON-U.S. CORPORATE BONDS & NOTES (f) - (0.5)%
SOFTWARE & SERVICES - (0.5)%
(5,000,000)	Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	(4,965,945)

	Total Non-U.S. Corporate Bonds & Notes (Cost $4,712,980)	(4,965,945)

Shares
U.S. EQUITY - (6.2)%
AUTOMOBILES & COMPONENTS - (0.2)%
(46,250)	General Motors Co.	(1,611,350)

HEALTHCARE EQUIPMENT & SERVICES - (2.8)%
(490,150)	Boston Scientific Corp.(s)	(10,601,945)
(137,000)	Stryker Corp.	(16,413,970)

		(27,015,915)

MATERIALS (s) - (0.3)%
(125,000)	AK Steel Holding Corp.	(1,276,250)
(125,000)	Freeport-McMoRan, Inc.	(1,648,750)

		(2,925,000)

Shares		Value ($)
U.S. EQUITY - (continued)
SOFTWARE & SERVICES (s) - (2.9)%
(103,750)	Netflix, Inc.	(12,844,250)
(411,000)	Zillow Group, Inc., Class C	(14,989,170)

		(27,833,420)

	Total U.S. Equity (Cost $45,877,677)	(59,385,685)

NON-U.S. EQUITY (f) - (1.8)%
AUTOMOBILES & COMPONENTS - (0.4)%
(15,850)	Autoliv, Inc.	(1,793,428)
(200,000)	Fiat Chrysler Automobiles NV	(1,824,000)

		(3,617,428)

ENERGY (s) - (0.3)%
(66,250)	Cheniere Energy, Inc.	(2,744,737)

HEALTHCARE EQUIPMENT & SERVICES - (0.9)%
(80,000)	Zimmer Holdings, Inc.	(8,256,000)

SOFTWARE & SERVICES - (0.2)%
(80,000)	Nintendo Co., Ltd. ADR	(2,076,000)

	Total Non-U.S. Equity (Cost $15,376,805)	(16,694,165)

U.S. EXCHANGE-TRADED FUNDS (s) - (0.5)%
(126,500)	Direxion Daily Financial Bull 3X Shares ETF	(5,173,850)

	Total U.S. Exchange-Traded Funds (Cost $2,981,401)	(5,173,850)

	Total Securities Sold Short (Proceeds $68,948,863) (86,219,645)

Other Assets & Liabilities, Net - (13.1)%		(125,953,817)

Net Assets - 100.0%		959,861,790

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2016. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $146,317,342, or 15.2% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2016.
(d)	Affiliated issuer. Assets with a total aggregate market value of $177,359,316, or 18.5% of net assets, were affiliated with the Fund as of December 31, 2016.
(e)	Represents value held in escrow pending future events. No interest is being accrued.
(f)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $176,413,856 or 18.4% of net assets.
(h)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(i)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2016.
(j)	The issuer is, or is in danger of being, in default of its payment obligation.
(k)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $454,379,681.
(l)	Securities (or a portion of securities) on loan. As of December 31, 2016, the market value of securities loaned was $1,913,512. The loaned securities were secured with cash and securities collateral of $1,975,212. Collateral is calculated based on prior day’s prices.
(m)	Step coupon bond. The interest rate shown reflects the rate in effect December 31, 2016 and will reset at a future date.
(n)	Non-income producing security.
(o)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
TerreStar Corporation	U.S. Equity	11/14/2014	$87,291,270	$96,186,194	10.0%

(p)	Options are shown at market value.
(q)	Represents investments of cash collateral received in connection with securities lending.
(r)	As of December 31, 2016, $79,493,345 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(s)	No dividend payable on security sold short.

Glossary:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, for which $5,030,095 was pledged as collateral, open at December 31, 2016:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Futures:
British Pound Future	March 2017	240	$18,537,000	$(584,258)
FTSE 100 Index	March 2017	290	20,445,000	549,501

				(34,757)

Short Future:
Russell 2000 Mini Index	March 2017	1,070	$72,594,150	$1,591,668

				$1,556,911

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Global Allocation Fund

Written options contracts outstanding as of December 31, 2016 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
CBOE SPX Volatility Index	$23.00	February 2017	10,000	23,000,000	$711,993	$(760,000)
CBOE SPX Volatility Index	$25.00	February 2017	12,564	31,410,000	661,066	(728,712)
CBOE SPX Volatility Index	$30.00	February 2017	2,500	7,500,000	217,663	(75,000)

					1,590,722	(1,563,712)
WRITTEN PUT OPTIONS:
American Airlines Group, Inc.	$40.00	January 2017	5,950	23,800,000	3,243,929	(65,450)
CBOE SPX Volatility Index	$15.00	February 2017	22,564	33,846,000	3,180,676	(2,256,400)
CBOE SPX Volatility Index	$14.00	February 2017	12,000	16,800,000	1,056,262	(720,000)
Corning, Inc.	$22.00	January 2017	35,170	77,374,000	19,630,064	(175,850)
iShares Russell 2000 Index Fund, ETF	$119.00	June 2017	5,000	59,500,000	1,463,515	(1,427,500)
iShares Russell 2000 Index Fund, ETF	$106.00	January 2017	4,000	42,400,000	538,146	(4,000)
					29,112,592	(4,649,200)

Total Written Options Contracts					$30,703,314	$(6,212,912)

Certain Transfers Accounted For as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$440	$440
Common Stocks	1,235,634	1,235,634

Total Borrowings	$1,236,074	$1,236,074

Gross amount of recognized liabilities for securities lending transactions		$1,236,074

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Premier Growth Equity Fund

Shares		Value ($)
COMMON STOCKS - 92.8%
CAPITAL GOODS (a) - 3.4%
50,000	United Rentals, Inc.	5,279,000

DIVERSIFIED FINANCIALS - 18.0%
218,839	Charles Schwab Corp. (The)	8,637,575
65,000	CME Group, Inc.	7,497,750
60,000	S&P Global, Inc.	6,452,400
67,500	State Street Corp.	5,246,100

		27,833,825

ENERGY - 3.9%
71,731	Schlumberger, Ltd.	6,021,817

FOOD, BEVERAGE & TOBACCO - 4.6%
100,000	Hain Celestial Group, Inc. (The)(a)	3,903,000
30,000	PepsiCo, Inc.	3,138,900

		7,041,900

HEALTHCARE EQUIPMENT & SERVICES - 2.0%
20,000	Amedisys, Inc.(a)	852,600
13,000	Cooper Cos., Inc. (The)	2,274,090

		3,126,690

MATERIALS - 1.7%
25,000	Monsanto Co.	2,630,250

MEDIA - 11.5%
111,735	Comcast Corp., Class A	7,715,302
130,000	Liberty Global PLC, Series C(a)	3,861,000
1,398,009	Sirius XM Holdings, Inc.(b)	6,221,140

		17,797,442

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (a) - 9.5%
12,500	Actelion, Ltd.	2,711,910

Shares		Value ($)
COMMON STOCKS (continued)
256,110	Collegium Pharmaceutical, Inc.(b)	3,987,633
506,898	Minerva Neurosciences, Inc.(b)	5,956,052
40,000	Spark Therapeutics, Inc.	1,996,000

		14,651,595

REAL ESTATE - 5.2%
45,000	American Tower Corp., REIT	4,755,600
370,091	Independence Realty Trust, Inc., REIT	3,301,212

		8,056,812

RETAILING - 7.6%
10,000	Amazon.com, Inc.(a)	7,498,700
60,400	Lowe’s Cos., Inc.	4,295,648

		11,794,348

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
53,417	QUALCOMM, Inc.	3,482,788

SOFTWARE & SERVICES - 17.5%
8,000	Alphabet, Inc., Class C(a)	6,174,560
60,000	Facebook, Inc., Class A(a)	6,903,000
44,000	Intuit, Inc.	5,042,840
113,735	Visa, Inc., Class A(b)	8,873,605

		26,994,005

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
50,000	Apple, Inc.	5,791,000

TRANSPORTATION - 1.8%
24,316	United Parcel Service, Inc., Class B	2,787,586

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Premier Growth Equity Fund

Shares		Value ($)
COMMON STOCKS (continued)
Total Common Stocks (Cost $106,849,390)		143,289,058

Preferred Stocks - 1.6%
SOFTWARE & SERVICES (c)(d) - 1.6%
434,783	AMINO, Inc., Series C	2,500,002

	Total Preferred Stocks (Cost $2,500,002)	2,500,002

EXCHANGE-TRADED FUNDS (b) - 2.9%
80,000	SPDR S&P Regional Banking ETF	4,445,600

	Total Exchange-Traded Funds (Cost $4,379,168)	4,445,600

REGISTERED INVESTMENT COMPANIES - 7.7%
173,475	Highland Merger Arbitrage Fund(e)	3,573,593
8,343,412	State Street Navigator Prime Securities Lending Portfolio (f)	8,343,412

	Total Registered Investment Companies (Cost $11,844,159)	11,917,005

Total Investments - 105.0% (Cost $125,572,719)		162,151,665

Other Assets & Liabilities, Net - (5.0)%		(7,787,496)

Net Assets - 100.0%		154,364,169

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of December 31, 2016, the market value of securities loaned was $18,149,732. The loaned securities were secured with cash and securities collateral of $18,870,452. Collateral is calculated based on prior day’s prices.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $2,500,002, or 1.6% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2016.
(d)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$2,500,002	$2,500,002	1.6%

(e)	Affiliated issuer. Assets with a total aggregate market value of $3,573,593, or 2.3% of net assets, were affiliated with the Fund as of December 31, 2016.
(f)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$8,343,412	$8,343,412

Total Borrowings	$8,343,412	$8,343,412

Gross amount of recognized liabilities for securities lending transactions		$8,343,412

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Small-Cap Equity Fund

Shares		Value ($)
COMMON STOCKS - 84.4%
BANKS - 3.5%
4,900	IBERIABANK Corp.	410,375
11,100	PrivateBancorp, Inc.	601,509
4,600	SVB Financial Group(a)	789,636

		1,801,520

CAPITAL GOODS - 1.9%
28,100	Luxfer Holdings PLC, ADR	306,009
5,400	Teledyne Technologies, Inc.(a)	664,200

		970,209

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
20,000	Resources Connection, Inc.	385,000
23,200	West Corp.	574,432

		959,432

CONSUMER DURABLES & APPAREL (a)(b) - 0.4%
3,750	Deckers Outdoor Corp.	207,712

CONSUMER SERVICES - 6.9%
15,800	ClubCorp Holdings, Inc.	226,730
20,300	K12, Inc.(a)	348,348
34,500	SeaWorld Entertainment, Inc.(b)	653,085
28,300	Sonic Corp.	750,233
135,500	Weight Watchers International, Inc.(a)(b)	1,551,475

		3,529,871

DIVERSIFIED FINANCIALS - 3.6%
89,600	Fifth Street Finance Corp.	481,152
55,300	FNFV Group(a)(b)	757,610
8,800	Raymond James Financial, Inc.	609,576

		1,848,338

Shares		Value ($)
COMMON STOCKS (continued)
ENERGY - 6.2%
7,800	Dril-Quip, Inc.(a)(b)	468,390
16,750	Forum Energy Technologies, Inc.(a)	368,500
13,150	Oil States International, Inc.(a)	512,850
29,550	SemGroup Corp., Class A	1,233,712
15,920	SM Energy Co.	548,922

		3,132,374

FOOD & STAPLES RETAILING - 1.4%
18,400	SpartanNash Co.	727,536

HEALTHCARE EQUIPMENT & SERVICES - 9.4%
9,600	Air Methods Corp.(a)(b)	305,760
12,375	K2M Group Holdings, Inc.(a)	247,995
13,300	LHC Group, Inc.(a)	607,810
8,900	MEDNAX, Inc.(a)	593,274
19,710	Molina Healthcare, Inc.(a)	1,069,465
48,400	Patterson Cos., Inc.(b)	1,985,852

		4,810,156

MATERIALS - 3.5%
15,200	PolyOne Corp.	487,008
6,000	Quaker Chemical Corp.	767,640
6,600	Sensient Technologies Corp.	518,628

		1,773,276

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (a) - 20.3%
37,000	Akorn, Inc.	807,710
38,000	Amicus Therapeutics, Inc.(b)	188,860
3,832	Charles River Laboratories International, Inc.	291,960
42,000	Coherus Biosciences, Inc.	1,182,300

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Small-Cap Equity Fund

Shares		Value ($)
COMMON STOCKS (continued)
45,500	Depomed, Inc.(b)	819,910
174,750	Endocyte, Inc.(b)	445,613
74,665	Heron Therapeutics, Inc.(b)	978,111
51,920	Pacira Pharmaceuticals, Inc.	1,677,016
56,900	Portola Pharmaceuticals, Inc.(b)	1,276,836
15,450	PRA Health Sciences, Inc.	851,604
26,250	Ultragenyx Pharmaceutical, Inc.(b)	1,845,637

		10,365,557

REAL ESTATE - 15.1%
184,000	Independence Realty Trust, Inc., REIT	1,641,280
154,361	Jernigan Capital, Inc., REIT	3,249,299
73,800	Monogram Residential Trust, Inc., REIT	798,516
484,789	RAIT Financial Trust, REIT	1,628,891
14,300	RLJ Lodging Trust, REIT	350,207

		7,668,193

RETAILING (a) - 0.9%
14,775	LKQ Corp.	452,854

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (a) - 1.2%
19,800	Semtech Corp.	624,690

SOFTWARE & SERVICES - 4.3%
14,100	CoreLogic, Inc.(a)	519,303
11,700	Cornerstone OnDemand, Inc.(a)	495,027
16,800	SS&C Technologies Holdings, Inc.	480,480
14,023	WebMD Health Corp.(a)(b)	695,120

		2,189,930

TECHNOLOGY HARDWARE & EQUIPMENT (a) - 1.4%
8,100	Zebra Technologies Corp., Class A	694,656

Shares		Value ($)
COMMON STOCKS (continued)
UTILITIES - 2.5%
67,500	Calpine Corp.(a)	771,525
40,800	NRG Energy, Inc.	500,208

		1,271,733

	Total Common Stocks (Cost $39,201,760)	43,028,037

MASTER LIMITED PARTNERSHIPS - 13.0%
DIVERSIFIED FINANCIALS - 2.8%
293,500	Fortress Investment Group LLC, Class A	1,426,410

ENERGY - 10.2%
62,450	Boardwalk Pipeline Partners LP	1,084,132
61,000	Dynagas LNG Partners LP	974,780
70,400	Energy Transfer Equity LP	1,359,424
16,050	Tesoro Logistics LP	815,501
22,475	Western Gas Equity Partners LP	951,816

		5,185,653

	Total Master Limited Partnerships (Cost $3,948,487)	6,612,063

Contracts
PURCHASED CALL OPTIONS (c) - 0.1%
250	CBOE SPX Volatility Index, Strike price $16.00, expires 02/15/2017	53,750

	Total Purchased Call Options (Cost $44,823)	53,750

PURCHASED PUT OPTIONS (c) - 0.0%
250	CBOE SPX Volatility Index, Strike price $12.50, expires 02/15/2017	5,000

	Total Purchased Put Options (Cost $6,823)	5,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Small-Cap Equity Fund

Shares
REGISTERED INVESTMENT COMPANIES (d) - 14.0%
7,126,711	State Street Navigator Prime Securities Lending Portfolio	7,126,711

	Total Registered Investment Companies (Cost $7,126,711)	7,126,711

Total Investments - 111.5%
(Cost $50,328,604)		56,825,561

Other Assets & Liabilities, Net - (11.5)%		(5,878,127)

Net Assets - 100.0%		50,947,434

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of December 31, 2016, the market value of securities loaned was $9,296,388. The loaned securities were secured with cash and securities collateral of $9,514,582. Collateral is calculated based on prior day’s prices.
(c)	Options are shown at market value.
(d)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, for which $356,927 was pledged as collateral, open at December 31, 2016:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
Russell 2000 Mini Index	March 2017	20	$1,356,900	$16,601

Written options contracts outstanding as of December 31, 2016 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
CBOE SPX Volatility Index	$14.00	February 2017	250	350,000	$19,427	$(15,000)

Total Written Options Contracts					$19,427	$(15,000)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$7,126,711	$7,126,711

Total Borrowings	$7,126,711	$7,126,711

Gross amount of recognized liabilities for securities lending transactions		$7,126,711

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Total Return Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - 4.8%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
	Federal National Mortgage Assoc. REMIC
88,924	Series 2012-93, Class SW 5.34%, 09/25/2042 (a)(b)	16,123
	Federal National Mortgage Assoc. STRIPS
6,166	Series 354, Class 1 12/25/2034 (c)	5,369

	Total Agency Collateralized Mortgage Obligations (Cost $23,883)	21,492

AGENCY MORTGAGE-BACKED SECURITIES - 2.7%
77,576	Federal Home Loan Mortgage Corp.	86,314
	5.00%, 06/01/2041
	Federal National Mortgage Assoc.
551,011	3.00%, 02/01/2043 - 06/01/2043(d)	551,026
253,923	3.50%, 11/01/2042 - 02/01/2043(d)	262,112
107,084	4.00%, 02/01/2044	113,187
221,399	4.50%, 02/01/2040 - 01/01/2041(d)	238,717
114,166	5.00%, 06/01/2041	127,065
	Government National Mortgage Assoc.
156,290	3.00%, 04/20/2043 - 06/20/2043(d)	158,963
159,492	3.50%, 05/20/2043	166,602
187,645	4.00%, 01/20/2041 - 04/20/2043(d)	200,840
74,312	4.50%, 05/20/2040 - 03/20/2041(d)	80,102

	Total Agency Mortgage-Backed Securities (Cost $1,962,980)	1,984,928

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
ASSET-BACKED SECURITIES (b) - 0.0%
	Bear Stearns Asset-Backed Securities Trust
2	Series 2003-ABF1, Class A 1.32%, 01/25/2034	2

	Total Asset-Backed Securities (Cost $2)	2

CORPORATE BONDS & NOTES - 1.2%
BANKS - 0.0%
	Bank of America Corp.
27,000	2.60%, 01/15/2019	27,244

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
	ACCO Brands Corp.
31,000	6.75%, 04/30/2020	32,628

CONSUMER DURABLES & APPAREL - 0.0%
	Lennar Corp.
19,000	4.50%, 11/15/2019	19,831

CONSUMER SERVICES - 0.1%
	MGM Resorts International
32,000	5.25%, 03/31/2020	33,920

DIVERSIFIED FINANCIALS - 0.3%
	Daimler Finance North America LLC
150,000	2.38%, 08/01/2018 (e)	151,164
	General Motors Financial Co., Inc.
19,000	3.00%, 09/25/2017	19,185
12,000	3.50%, 07/10/2019	12,226
	Hyundai Capital America
13,000	2.13%, 10/02/2017 (e)	13,027

		195,602

ENERGY - 0.1%
	Kinder Morgan, Inc.
14,000	3.05%, 12/01/2019	14,210
42,000	5.63%, 11/15/2023(e)	46,164

		60,374

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Total Return Fund

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
FOOD & STAPLES RETAILING - 0.0%
	Aramark Services, Inc.
10,000	5.75%, 03/15/2020	10,219

HEALTHCARE EQUIPMENT & SERVICES - 0.2%
	HCA, Inc.
44,000	6.50%, 02/15/2020	48,246
	Medtronic, Inc.
9,000	2.50%, 03/15/2020	9,105
	Tenet Healthcare Corp.
50,000	4.75%, 06/01/2020	50,750
30,000	6.00%, 10/01/2020	31,500

		139,601

INSURANCE - 0.0%
	CNA Financial Corp.
21,000	5.88%, 08/15/2020	23,218

MEDIA - 0.0%
	Scripps Networks Interactive, Inc.
15,000	2.75%, 11/15/2019	15,223

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
	Roche Holdings, Inc.
26,000	2.25%, 09/30/2019 (e)	26,226
	Valeant Pharmaceuticals International
15,000	6.38%, 10/15/2020 (e)	12,961

		39,187

REAL ESTATE - 0.1%
	American Tower Corp., REIT
49,000	3.40%, 02/15/2019	50,101
	Iron Mountain, Inc.
30,000	6.00%, 08/15/2023	32,025

		82,126

Principal Amount ($)		Value ($)
BONDS & NOTES (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
	Xilinx, Inc.
16,000	2.13%, 03/15/2019	16,021

TELECOMMUNICATION SERVICES - 0.3%
	Hughes Satellite Systems Corp.
17,000	6.50%, 06/15/2019	18,551
	iHeartCommunications, Inc., PIK
510,050	14.00%, 02/01/2021	197,007

		215,558

	Total Corporate Bonds & Notes (Cost $1,022,963)	910,752

Principal Amount
FOREIGN CORPORATE BONDS & NOTES - 0.5%
BANKS - 0.3%
	Barclays Bank PLC
200,000	2.25%, 05/10/2017 (e)	200,780

CAPITAL GOODS - 0.1%
	Bombardier, Inc.
61,000	7.75%, 03/15/2020(e)	64,507
18,000	4.75%, 04/15/2019(e)	18,180

		82,687

MEDIA - 0.0%
	Cogeco Communications, Inc.
27,000	4.88%, 05/01/2020 (e)	27,911

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
	Valeant Pharmaceuticals International, Inc.
23,000	6.75%, 08/15/2018 (e)(f)	21,908

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Total Return Fund

Principal Amount		Value ($)
FOREIGN CORPORATE BONDS & NOTES - (continued)
UTILITIES - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019 (e)	64,162

	Total Foreign Corporate Bonds & Notes (Cost $393,784)	397,448

Principal Amount ($)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 0.4%
55,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	54,937
30,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	30,971
6,917	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, 06/12/2047	6,913
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C 4.89%, 01/15/2047 (b)	61,996
	LB-UBS Commercial Mortgage Trust
40,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (e)	40,541
35,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	35,925
30,000	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA 6.05%, 12/12/2049 (b)	30,780
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	42,565

Principal Amount ($)		Value ($)
	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $317,879)	304,628

	Total Bonds & Notes (Cost $3,721,491)	3,619,250

Shares
DOMESTIC EQUITY - 46.7%
COMMON STOCKS - 44.3%
CONSUMER DURABLES & APPAREL - 1.3%
245	JG Boswell Co.	155,575
65,740	UCP, Inc., Class A(g)	792,167

		947,742

CONSUMER SERVICES - 2.6%
60,900	Jamba, Inc.(f)(g)	627,270
14,680	Wynn Resorts, Ltd.(f)	1,269,967

		1,897,237

DIVERSIFIED FINANCIALS - 16.0%
6,930	Berkshire Hathaway, Inc., Class B(g)	1,129,451
15,750	Leucadia National Corp.	366,188
33,801	Oaktree Capital Group LLC	1,267,538
593,222	PICO Holdings, Inc.(g)	8,987,313

		11,750,490

FOOD, BEVERAGE & TOBACCO - 0.7%
6,185	Limoneira Co.	133,039
4,250	Philip Morris International, Inc.	388,833

		521,872

MATERIALS - 0.5%
564	Keweenaw Land Association, Ltd.(g)	55,554
2,900	Monsanto Co.	305,109

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Total Return Fund

Shares		Value ($)
DOMESTIC EQUITY (continued)
COMMON STOCKS (continued)
371	Pope Resources a Delaware L.P.	24,560

		385,223

MEDIA - 5.5%
16,885	Liberty Media Corp.-Liberty Braves, Class A(f)(g)	345,974
18,999	Liberty Media Corp.-Liberty Braves, Class C(g)	391,189
83,370	Live Nation Entertainment, Inc.(g)	2,217,642
39,160	Twenty-First Century Fox, Inc., Class B	1,067,110

		4,021,915

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
6,550	BioMarin Pharmaceutical, Inc.(g)	542,602
20,000	Bristol-Myers Squibb Co.	1,168,800
23,095	Gilead Sciences, Inc.	1,653,833

		3,365,235

REAL ESTATE - 1.7%
4,030	Alexander & Baldwin, Inc.	180,826
740	Consolidated-Tomoka Land Co.	39,531
3,040	Forestar Group, Inc.(g)	40,432
23,980	Great Ajax Corp., REIT	318,214
1,295	Phillips Edison Grocery Center REIT I, Inc.	11,942
1,620	Tejon Ranch Co.(g)	41,197
76,600	VEREIT, Inc., REIT	648,036

		1,280,178

RETAILING - 3.2%
99,459	FTD Cos., Inc.(g)	2,371,102

SOFTWARE & SERVICES - 2.6%
581	Alphabet, Inc., Class A(g)	460,413
1,866	Alphabet, Inc., Class C(g)	1,440,216

		1,900,629

Shares		Value ($)
DOMESTIC EQUITY (continued)
COMMON STOCKS (continued)
TELECOMMUNICATION SERVICES - 5.6%
73,185	Level 3 Communications, Inc.(g)	4,124,707

	Total Common Stocks (Cost $28,725,894)	32,566,330

PREFERRED STOCKS - 2.4%
DIVERSIFIED FINANCIALS - 1.3%
5,800	Citigroup Capital XIII	149,756
3,349	Special Opportunities Fund, Inc.	85,534
600	Wells Fargo & Co., Series L	714,150

		949,440

REAL ESTATE - 1.1%
13,100	American Homes 4 Rent, Series E	321,998
6,200	CBL & Associates Properties, Inc., Series D	151,590
200	Gramercy Property Trust, Series A	5,260
5,316	Kennedy-Wilson, Inc.	137,718
7,284	National Retail Properties, Inc., Series D	182,901

		799,467

	Total Preferred Stocks (Cost $1,801,137)	1,748,907

	Total Domestic Equity (Cost $30,527,031)	34,315,237

FOREIGN EQUITY - 22.8%
COMMON STOCKS - 19.9%
FOOD, BEVERAGE & TOBACCO - 1.9%
8,093	Diageo PLC	211,002
7,505	Diageo PLC, ADR(f)	780,070
6,200	Heineken Holding NV	432,519

		1,423,591

MEDIA - 8.7%
110,000	Entertainment One, Ltd.	313,027

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Total Return Fund

Shares		Value ($)
FOREIGN EQUITY (continued)
COMMON STOCKS (continued)
43,750	Liberty Global PLC, Class A(g)	1,338,313
27,871	Liberty Global PLC LiLAC, Class A(f)(g)	612,047
128,025	Lions Gate Entertainment Corp., Class A(f)	3,443,872
36,150	Vivendi SA, ADR	685,043

		6,392,302

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
17,378	Allergan PLC(g)	3,649,554
22,900	Bayer AG ADR	2,388,012
21,686	Teva Pharmaceutical Industries, Ltd., ADR	786,117

		6,823,683

	Total Common Stocks (Cost $15,299,285)	14,639,576

PREFERRED STOCKS - 2.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
3,325	Teva Pharmaceutical Industries, Ltd.	2,156,429

	Total Preferred Stocks (Cost $2,484,252)	2,156,429

	Total Foreign Equity (Cost $17,783,537)	16,796,005

REGISTERED INVESTMENT COMPANIES - 8.5%
10,410	BlackRock Taxable Municipal Bond Trust	224,856
44,429	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,090,288
1	Diversified Real Asset Income Fund	16
5,037	DoubleLine Opportunistic Credit Fund	116,355
10,064	Nuveen Build America Bond Fund	207,620
9,460	Nuveen Flexible Investment Income Fund	157,414
2	Nuveen Global High Income Fund	32
14,973	RiverNorth Opportunities Fund, Inc.	282,540

Shares		Value ($)
PREFERRED STOCKS - (continued)
REGISTERED INVESTMENT COMPANIES - (continued)
13,734	Special Opportunities Fund, Inc.	187,469
3,786,901	State Street Navigator Prime Securities Lending Portfolio(h)	3,786,901
30,357	TCW Strategic Income Fund, Inc.(f)	161,803

	Total Registered Investment Companies (Cost $6,095,729)	6,215,294

Principal Amount ($)
CASH EQUIVALENTS - 21.6%
COMMERCIAL PAPER - 6.5%
250,000	Anheuser-Busch InBev NV 0.80%, 01/13/2017	249,949
500,000	Ford Motor Credit Co. LLC 0.01%, 03/02/2017	499,106
1,000,000	Kraft Foods Group, Inc. 1.01%, 01/18/2017	999,421
500,000	Microsoft Corp. 0.77%, 03/07/2017	499,357
1,000,000	Mondelez International, Inc. 0.01%, 01/10/2017	999,758
500,000	Pfizer, Inc. 0.77%, 01/23/2017	499,839
1,000,000	Time Warner, Inc. 0.88%, 01/09/2017	999,781

	Total Commercial Paper (Cost $4,747,051)	4,747,211

Shares
MONEY MARKET FUND - 15.1%
11,145,289	State Street Institutional U.S. Government Money Market Fund, Premier Class	11,145,289

	Total Money Market Funds (Cost $11,145,289)	11,145,289

	Total Cash Equivalents (Cost $15,892,340)	15,892,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Total Return Fund

Shares

Total Investments - 104.4% (Cost $74,020,128)	76,838,286

Other Assets & Liabilities, Net - (4.4)%	(3,228,222)

Net Assets - 100.0%	73,610,064

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2016.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $687,531 or 0.9% of net assets.
(f)	Securities (or a portion of securities) on loan. As of December 31, 2016, the market value of securities loaned was $4,053,649. The loaned securities were secured with cash and securities collateral of $4,170,234. Collateral is calculated based on prior day’s prices.
(g)	Non-income producing security.
(h)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund invested in the following countries as of December 31, 2016:

Country	Percentage (based on Total Investments)
United States	86.5%
United Kingdom	4.1%
Israel	3.8%
Germany	3.1%
France	1.0%
Canada	0.6%
Netherlands	0.6%
Belgium	0.3%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Diversified Financials	16.5%	0.0%	16.5%
Pharmaceuticals, Biotechnology & Life Sciences	4.4%	11.7%	16.1%
Media	5.2%	8.3%	13.5%
Telecommunication Services	5.4%	0.0%	5.4%
Retailing	3.1%	0.0%	3.1%
Real Estate	2.6%	0.0%	2.6%
Food, Beverage & Tobacco	0.7%	1.9%	2.6%
Software & Services	2.5%	0.0%	2.5%
Consumer Services	2.5%	0.0%	2.5%
Consumer Durables & Apparel	1.2%	0.0%	1.2%
Materials	0.5%	0.0%	0.5%

			66.5%

Sector			Percentage (based on Total Investments)
Agency Mortgage-Backed Securities			2.6%
Corporate Bonds & Notes			1.7%
Other (each less than 1.0%)			0.4%

			4.7%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Total Return Fund

Other Instruments	Percentage (based on Total Investments)
Cash Equivalents	20.7%
Registered Investment Companies	8.1%

28.8%

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$22,375	$22,375
Common Stocks	$3,764,526	$3,764,526

Total Borrowings	$3,786,901	$3,786,901

Gross amount of recognized liabilities for securities lending transactions		$3,786,901

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
MUNICIPAL BONDS & NOTES - 86.1%
ALASKA - 3.0%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	565,525

ARIZONA - 2.8%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	522,747

CALIFORNIA - 11.6%
500,000	California Statewide Communities Development Authority 5.00%, 05/15/2032	543,935
500,000	Golden State Tobacco Securitization Corp. Insured: ST APPROP 5.00%, 06/01/2029	562,520
500,000	Los Angeles County Public Works Financing Authority 5.00%, 12/01/2027	591,785
435,000	Oxnard Financing Authority Insured: AGM 5.00%, 06/01/2028	493,925
13,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	14,129
5,000	State of California Department of Water Resources 5.00%, 12/01/2021	5,722

		2,212,016

COLORADO - 3.0%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	571,400

CONNECTICUT - 4.5%
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	288,027

Principal Amount ($)		Value ($)
MUNICIPAL BONDS & NOTES - (continued)
CONNECTICUT - (continued)
500,000	Town of Fairfield, CT 5.00%, 01/01/2021	563,990

		852,017

DISTRICT OF COLUMBIA (a) - 2.9%
500,000	District of Columbia 5.00%, 04/01/2030	553,785

FLORIDA - 2.0%
350,000	City of Lakeland, FL 5.00%, 11/15/2033	383,275

GEORGIA - 9.3%
500,000	City of Atlanta Department of Aviation 5.00%, 01/01/2033	566,670
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/2030	657,280
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	536,810

		1,760,760

HAWAII - 2.9%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	557,090

ILLINOIS - 10.1%
500,000	Carol Stream Park District Insured: BAM 5.00%, 01/01/2032	556,595
500,000	City of Chicago, IL Motor Fuel Tax Insured: AGM 5.00%, 01/01/2031	538,430
460,000	Illinois Financing Authority 5.00%, 11/15/2027	511,708

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
MUNICIPAL BONDS & NOTES - (continued)
ILLINOIS - (continued)
315,000	Illinois State University Insured: AGM 4.00%, 04/01/2027	321,086

		1,927,819

INDIANA - 2.8%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	540,790

KENTUCKY - 0.3%
55,000	Kentucky State Property & Building Commission Insured: AGC 5.25%, 02/01/2027	58,796

MAINE - 0.1%
15,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	16,683

MASSACHUSETTS - 5.2%
400,000	Massachusetts Health & Educational Facs. Authority 5.13%, 07/01/2035	424,140
500,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	565,925

		990,065

MICHIGAN - 2.9%
500,000	Great Lakes Water Authority Water Supply System 5.00%, 07/01/2029	558,400

MISSOURI - 2.9%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	553,580

NEW JERSEY - 5.5%
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	515,335
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	523,380

		1,038,715

Principal Amount ($)		Value ($)
MUNICIPAL BONDS & NOTES - (continued)
OHIO - 2.9%
500,000	City of Cleveland, OH Airport System 5.00%, 01/01/2031	550,640

PENNSYLVANIA - 6.7%
155,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/2020	170,205
480,000	Pennsylvania State Higher Educational Facilities Authority 5.00%, 09/01/2029	543,408
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	553,220

		1,266,833

TENNESSEE - 0.3%
50,000	County of Knox, TN 5.00%, 06/01/2025	59,669

TEXAS - 4.4%
500,000	Central Texas Turnpike System 5.00%, 08/15/2031	543,795
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	292,498

		836,293

	Total Municipal Bonds & Notes (Cost $15,994,649)	16,376,898

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Tax-Exempt Fund

Shares		Value ($)
CASH EQUIVALENTS - 1.2%
221,592	State Street Institutional U.S. Government Money Market Fund, Premier Class	221,592

	Total Cash Equivalents (Cost $221,592)	221,592

Total Investments - 87.3% (Cost $16,216,241)		16,598,490

Other Assets & Liabilities, Net - 12.7%		2,420,987

Net Assets - 100.0%		19,019,477

(a)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2016.

Glossary:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
NATL-RE	National Public Finance Guarantee Corp.
ST APPROP	State Appropriation
ST RES FD GTY	State Resource Fund Guaranty

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - 78.4%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.1%
134,183	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	142,774

	Total Agency Collateralized Mortgage Obligations (Cost $137,760)	142,774

AGENCY MORTGAGE-BACKED SECURITIES - 12.9%
	Federal Home Loan Mortgage Corp.
1,458,040	4.00%, 05/01/2044	1,541,921
245,322	5.00%, 06/01/2041	272,955
	Federal National Mortgage Assoc.
4,263,140	3.00%, 02/01/2043 - 06/01/2043(a)	4,263,255
1,877,532	3.50%, 11/01/2042 - 02/01/2043(a)	1,938,180
2,212,507	4.00%, 01/01/2041 - 03/01/2044(a)	2,340,316
3,189,187	4.50%, 10/01/2039 - 04/01/2041(a)	3,438,776
361,029	5.00%, 06/01/2041	401,820
	Government National Mortgage Assoc.
1,790,227	3.50%, 05/20/2043	1,870,039
1,887,853	4.00%, 01/20/2041 - 04/20/2043(a)	2,023,911
	Total Agency Mortgage-Backed Securities (Cost $17,953,243)	18,091,173
ASSET-BACKED SECURITIES - 3.7%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (b)	331,827

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
ASSET-BACKED SECURITIES - (continued)
258,543	California Republic Auto Receivables Trust Series 2013-2, Class A2 1.23%, 03/15/2019	258,614
	Capital Auto Receivables Asset Trust
157,153	Series 2013-1, Class C 1.74%, 10/22/2018	157,220
500,000	Series 2014-1, Class D 3.39%, 07/22/2019	511,708
386,886	CPS Auto Receivables Trust Series 2013-C, Class B 3.00%, 08/15/2019 (b)	388,346
700,000	Ford Credit Auto Owner Trust Series 2013-A, Class D 1.86%, 08/15/2019	701,398
750,000	Hertz Vehicle Financing LLC Series 2013-1A, Class A2 1.83%, 08/25/2019 (b)	745,064
1,000,000	M&T Bank Auto Receivables Trust Series 2013-1A, Class B 1.96%, 11/15/2018 (b)	1,000,703
	Santander Drive Auto Receivables Trust
530,333	Series 2013-A, Class C 3.12%, 10/15/2019 (b)	533,865
499,707	Series 2012-5, Class D 3.30%, 09/17/2018	502,158

	Total Asset-Backed Securities (Cost $5,137,121)	5,130,903

CORPORATE BONDS & NOTES - 34.6%
AUTOMOBILES & COMPONENTS - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	152,145

BANKS - 4.6%
	Bank of America Corp.
495,000	2.00%, 01/11/2018	496,263
128,000	4.10%, 07/24/2023	133,901
	Bank of America Corp., MTN
380,000	2.75%, 09/28/2020(c)	380,709
311,000	4.00%, 04/01/2024	321,249
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	483,829

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
CORPORATE BONDS & NOTES -(continued)
BANKS - (continued)
835,000	Goldman Sachs Capital III 4.00%, 01/30/2017 (c)(d)	675,306
750,000	Goldman Sachs Group, Inc. (The) 2.24%, 11/15/2021 (c)	754,472
750,000	Manufacturers & Traders Trust Co. 1.57%, 12/01/2021 (c)	737,813
750,000	Mellon Capital IV 4.00%, 01/30/2017 (c)(d)	609,375
250,000	People’s United Bank NA 4.00%, 07/15/2024	246,659
600,000	USB Capital IX 3.50%, 01/30/2017 (c)(d)	493,500
884,000	Wells Fargo & Co. 5.90%, 06/15/2024 (c)(d)	889,525
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	233,305

		6,455,906

CAPITAL GOODS - 1.1%
750,000	Ares Capital Corp. 4.88%, 11/30/2018	777,726
96,000	Cargill, Inc. 6.00%, 11/27/2017 (b)	99,928
228,000	Eaton Corp. 2.75%, 11/02/2022	226,121
500,000	Prospect Capital Corp. 5.00%, 07/15/2019	506,563

		1,610,338

CHEMICALS (b) - 0.4%
500,000	Westlake Chemical Corp. 4.88%, 05/15/2023	520,000

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
CORPORATE BONDS & NOTES -(continued)
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	109,111
747,000	Pitney Bowes, Inc. 4.63%, 03/15/2024	736,918

		846,029

CONSUMER DURABLES & APPAREL - 0.6%
500,000	Lennar Corp. 4.75%, 12/15/2017	510,000
307,000	Mattel, Inc. 2.35%, 05/06/2019	307,970

		817,970

DIVERSIFIED FINANCIALS - 9.8%
750,000	Ally Financial, Inc. 2.75%, 01/30/2017	750,281
500,000	American Express Co. 4.90%, 03/15/2020 (c)(d)	475,000
750,000	Block Financial LLC 4.13%, 10/01/2020	766,350
	Citigroup, Inc.
217,000	1.75%, 05/01/2018	216,608
202,000	5.50%, 09/13/2025	222,387
750,000	5.88%, 03/27/2020(c)(d)(e)	758,437
150,000	CNH Industrial Capital LLC 3.38%, 07/15/2019	151,125
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (b)	151,164
200,000	Ford Motor Credit Co. LLC 5.88%, 08/02/2021	221,097
750,000	General Electric Capital Corp., MTN 1.18%, 05/13/2024 (c)	710,172
750,000	General Motors Financial Co., Inc. 2.24%, 04/10/2018 (c)	754,614
	Goldman Sachs Group, Inc. (The)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
CORPORATE BONDS & NOTES -(continued)
267,000	2.38%, 01/22/2018	268,656
311,000	2.63%, 01/31/2019	314,502
104,000	2.90%, 07/19/2018	105,476
247,000	4.00%, 03/03/2024	256,641
516,000	Goldman Sachs Group, Inc. (The), MTN 2.34%, 08/26/2020 (c)	515,929
219,000	Hyundai Capital America 2.13%, 10/02/2017 (b)	219,453
500,000	International Lease Finance Corp. 5.88%, 08/15/2022	543,750
	JPMorgan Chase & Co.
750,000	5.00%, 07/01/2019(c)(d)	749,063
500,000	7.90%, 04/30/2018(c)(d)	518,375
500,000	Lazard Group LLC 4.25%, 11/14/2020	523,844
	Morgan Stanley
208,000	2.13%, 04/25/2018	208,896
224,000	4.88%, 11/01/2022	240,375
133,000	5.00%, 11/24/2025	142,338
500,000	Morgan Stanley & Co., LLC 3.46%, 02/11/2020 (c)	502,500
	Morgan Stanley, MTN
500,000	2.13%, 01/16/2020(c)	499,042
500,000	3.00%, 02/21/2020(c)(f)	504,750
237,000	4.10%, 05/22/2023	243,626
750,000	Stifel Financial Corp. 3.50%, 12/01/2020	752,763
1,000,000	UBS AG 5.13%, 05/15/2024	1,013,410
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (b)	492,861

		13,793,485

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
CORPORATE BONDS & NOTES -(continued)
ENERGY - 2.0%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	103,411
500,000	Chesapeake Energy Corp. 4.13%, 04/15/2019 (c)	505,000
98,000	Continental Resources, Inc. 4.90%, 06/01/2044 (e)	84,280
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	280,703
73,000	Freeport-McMoran Oil & Gas LLC 6.50%, 11/15/2020	75,409
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	76,801
	Kinder Morgan Energy Partners LP
181,000	3.50%, 09/01/2023	179,046
205,000	4.30%, 05/01/2024	210,075
514,000	Linn Energy LLC (g)	219,735
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	101,640
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	129,000
214,000	Unit Corp. 6.63%, 05/15/2021	208,650
	Williams Cos., Inc. (The)
197,000	4.55%, 06/24/2024(e)	196,508
99,000	5.75%, 06/24/2044	96,525
317,000	Williams Partners LP 5.25%, 03/15/2020	338,939

		2,805,722

FOOD & STAPLES RETAILING - 0.2%
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	288,067

FOOD, BEVERAGE & TOBACCO - 0.5%
	Altria Group, Inc.
108,000	2.95%, 05/02/2023	108,083

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
CORPORATE BONDS & NOTES -(continued)
FOOD, BEVERAGE & TOBACCO - (continued)
108,000	4.50%, 05/02/2043	110,193
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	196,108
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	142,957
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	107,837

		665,178

HEALTHCARE EQUIPMENT & SERVICES - 0.5%
207,000	Anthem, Inc. 3.30%, 01/15/2023	206,931
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	395,189
114,000	HCA, Inc. 6.50%, 02/15/2020	125,001

		727,121

INSURANCE - 2.0%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (c)	123,257
167,000	American International Group, Inc. 3.38%, 08/15/2020	171,955
750,000	Assured Guaranty US Holdings, Inc. 5.00%, 07/01/2024 (e)	793,327
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	238,741
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (b)	267,872
	Genworth Holdings, Inc.
103,000	4.80%, 02/15/2024	84,460
101,000	7.70%, 06/15/2020(e)	98,192
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (b)	231,708
750,000	Old Republic International Corp. 4.88%, 10/01/2024	783,925

		2,793,437

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
CORPORATE BONDS & NOTES -(continued)
MATERIALS - 0.2%
257,000	Hexion, Inc. 6.63%, 04/15/2020	228,730

MEDIA - 1.3%
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (b)	209,612
103,000	Comcast Corp. 4.75%, 03/01/2044	110,729
75,000	iHeartCommunications, Inc. 10.00%, 01/15/2018	56,250
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	244,723
	Time Warner Cable LLC
750,000	5.85%, 05/01/2017	760,705
189,000	5.88%, 11/15/2040	202,214
168,000	Time Warner, Inc. 5.35%, 12/15/2043	179,277

		1,763,510

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
143,000	AbbVie, Inc. 2.00%, 11/06/2018	143,152
205,000	Celgene Corp. 3.63%, 05/15/2024	206,323
187,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (b)	159,418
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	214,720
97,000	Mylan, Inc. 5.40%, 11/29/2043	91,147

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
CORPORATE BONDS & NOTES -(continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (continued)
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	165,405
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (b)	107,143

		1,087,308

REAL ESTATE - 3.6%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	151,979
220,000	American Tower Corp., REIT 3.40%, 02/15/2019	224,943
750,000	CBRE Services, Inc. 5.00%, 03/15/2023	773,915
	Corporate Office Properties LP, REIT
139,000	3.60%, 05/15/2023	133,939
750,000	5.25%, 02/15/2024	782,497
750,000	EPR Properties, REIT 5.75%, 08/15/2022	808,409
610,000	Hospitality Properties Trust, REIT 4.50%, 06/15/2023	609,012
164,000	National Retail Properties, Inc., REIT 3.90%, 06/15/2024	167,841
750,000	Potlatch Corp., REIT 7.50%, 11/01/2019	825,937
569,000	WP Carey, Inc. 4.60%, 04/01/2024	577,526

		5,055,998

RETAILING - 0.8%
29,000	Bed Bath & Beyond, Inc. 4.92%, 08/01/2034	29,099
750,000	Coach, Inc. 4.25%, 04/01/2025	755,434

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
CORPORATE BONDS & NOTES -(continued)
RETAILING - (continued)
157,000	Glencore Funding LLC 4.13%, 05/30/2023 (b)	158,216
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	121,630

		1,064,379

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	105,139

SOFTWARE & SERVICES - 0.6%
750,000	eBay, Inc. 2.20%, 08/01/2019	750,125
154,000	Oracle Corp. 3.63%, 07/15/2023	161,545

		911,670

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
308,000	Apple, Inc. 2.85%, 05/06/2021	314,582
520,000	HP, Inc. 2.75%, 01/14/2019 (e)	525,411
750,000	Lexmark International, Inc. 6.13%, 03/15/2020 (e)	764,281
500,000	Motorola Solutions, Inc. 3.50%, 03/01/2023	493,500
720,000	Seagate HDD Cayman 4.75%, 01/01/2025	686,390
750,000	Xerox Corp. 2.95%, 03/15/2017	752,296

		3,536,460

TELECOMMUNICATION SERVICES - 1.0%
	AT&T, Inc.
262,000	2.38%, 11/27/2018	264,411
156,000	4.45%, 04/01/2024	162,864

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
CORPORATE BONDS & NOTES -(continued)
TELECOMMUNICATION SERVICES - (continued)
336,000	5.15%, 03/15/2042	335,889
154,000	L-3 Communications Corp. 3.95%, 05/28/2024	156,869
119,000	Sprint Corp. 7.25%, 09/15/2021	126,735
216,000	Verizon Communications, Inc. 5.15%, 09/15/2023	239,182
215,000	Windstream Services LLC 6.38%, 08/01/2023 (e)	192,962

		1,478,912

TRANSPORTATION (e) - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	247,517

UTILITIES - 1.1%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	110,842
146,000	Duke Energy Corp. 3.75%, 04/15/2024	150,791
215,000	Eversource Energy 1.45%, 05/01/2018	214,363
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	118,365
142,000	PacifiCorp 6.25%, 10/15/2037	184,293
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	133,747
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	316,966
259,000	Southern Co. (The) 2.45%, 09/01/2018	261,766

		1,491,133

	Total Corporate Bonds & Notes (Cost $48,399,556)	48,446,154

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
FOREIGN CORPORATE BONDS & NOTES - 5.6%
BANKS - 1.6%
500,000	Bank of Nova Scotia (The), MTN 1.19%, 08/28/2019 (c)	506,850
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (b)	200,142
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (b)	185,118
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (b)	396,888
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (b)	250,138
441,000	Royal Bank of Canada 1.20%, 09/19/2017	440,454
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (b)	240,524

		2,220,114

CAPITAL GOODS - 0.7%
200,000	Ardagh Packaging Finance PLC 3.96%, 12/15/2019 (b)(c)	203,500
750,000	BlackRock Capital Investment Corp. 5.50%, 02/15/2018	765,938

		969,438

DIVERSIFIED FINANCIALS - 0.2%
304,000	Invesco Finance PLC 3.13%, 11/30/2022	306,488
ENERGY - 1.3%
108,000	BP Capital Markets PLC 1.38%, 05/10/2018	107,688
205,000	CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/2024	210,083

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
ENERGY - (continued)
138,000	Nexen, Inc. 6.40%, 05/15/2037	165,058
	Petrobras Global Finance BV
493,000	3.02%, 01/15/2019(c)	485,349
201,000	5.38%, 01/27/2021	197,081
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	96,093
325,000	Shell International Finance BV 3.40%, 08/12/2023	333,805
106,000	Statoil ASA 4.80%, 11/08/2043	115,502
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042	72,200

		1,782,859

INSURANCE - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043	104,094
MATERIALS - 0.5%
205,000	Agrium, Inc. 4.90%, 06/01/2043	204,979
103,000	Kinross Gold Corp. 5.95%, 03/15/2024	104,802
	Teck Resources, Ltd.
192,000	3.75%, 02/01/2023	182,160
109,000	5.40%, 02/01/2043	97,010
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024	154,099

		743,050

MEDIA (b) - 0.1%
208,000	Cogeco Communications, Inc. 4.88%, 05/01/2020	215,020
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
	Actavis Funding SCS
237,000	1.30%, 06/15/2017	236,898

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (continued)
197,000	3.85%, 06/15/2024	199,067
99,000	4.85%, 06/15/2044	98,528
213,000	Perrigo Co. PLC 2.30%, 11/08/2018	212,813
151,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (b)(e)	143,827

		891,133

SOFTWARE & SERVICES (b) - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019	111,523
TELECOMMUNICATION SERVICES - 0.4%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	315,933
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (b)	196,250

		512,183

	Total Foreign Corporate Bonds & Notes (Cost $7,893,282)	7,855,902

MUNICIPAL BONDS & NOTES - 8.6%
765,000	City of Fort Collins 0.80%, 12/01/2032 (c)	765,000
635,000	Comstock Park Public Schools Insured: Q-SBLF 6.30%, 05/01/2026	721,805
1,550,000	Indiana Development Finance Authority 0.90%, 12/01/2038 (c)	1,550,000
	Industry Public Facilities Authority of California Insured: AGM
750,000	5.04%, 01/01/2027	777,143
750,000	5.75%, 01/01/2024	751,170

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
MUNICIPAL BONDS & NOTES - (continued)
750,000	Kindred Public School District No. 2 6.00%, 08/01/2027	882,120
	Mississippi Business Finance Corp.
1,500,000	1.00%, 08/01/2021 (c)	1,500,000
1,400,000	1.00%, 12/01/2025 (c)	1,400,000
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	706,190
850,000	Pennsylvania Turnpike Commission 7.47%, 06/01/2025	951,430
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	323,968
300,000	San Francisco City & County Redevelopment Agency 8.26%, 08/01/2029	372,513
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	611,714
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/2022	758,258

	Total Municipal Bonds & Notes (Cost $11,966,432)	12,071,311

NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - 2.4%
465,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (c)	464,470
230,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (c)	237,442
	Commercial Mortgage Pass-Through Certificates
120,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (c)	129,028
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (b)(c)	107,703
	GS Mortgage Securities Trust

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - (continued)
1,999	Series 2011-GC5, Class A2 3.00%, 08/10/2044	1,998
205,000	Series 2014, Class C 3.79%, 01/10/2031 (b)	202,954
105,000	Series 2014-GC20, Class AS 4.26%, 04/10/2047	109,614
25,363	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, 06/12/2047	25,346
100,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class C 4.81%, 02/15/2047 (c) 101,847
153,000	Series 2013-C17, Class C 4.89%, 01/15/2047 (c)	158,089
	LB-UBS Commercial Mortgage Trust
250,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (b)	253,384
220,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (c)	225,816
	Morgan Stanley Bank of America Merrill Lynch Trust
210,000	Series 2013-C10, Class AS 4.08%, 07/15/2046 (c)	221,458
191,000	Series 2013-C10, Class C 4.08%, 07/15/2046 (c)	193,048
	Morgan Stanley Capital I Trust
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (b)(c)	109,474
54,446	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (c)	54,417
230,000	Series 2007-IQ16, Class AMA 6.05%, 12/12/2049 (c)	235,980
	WF-RBS Commercial Mortgage Trust
115,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	122,425
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (c)	279,864

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
NON-AGENCY COLLATERALIZED MORTGAGE- BACKED SECURITIES - (continued)
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (c)	149,725

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $3,449,178)	3,384,082

SOVEREIGN BONDS - 0.6%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025	187,250
226,000	Chile Government International Bond 3.63%, 10/30/2042 (e)	211,400
200,000	Colombia Government International Bond 2.63%, 03/15/2023	189,000
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	191,478
133,000	Turkey Government International Bond 3.25%, 03/23/2023	118,176

	Total Sovereign Bonds (Cost $962,077)	897,304

U.S. GOVERNMENT AGENCIES (h) - 6.7%
2,000,000	Federal Home Loan Bank 1.00%, 10/28/2022	1,990,982
	Federal Home Loan Mortgage Corp., MTN
1,000,000	1.00%, 05/25/2021	992,425
996,000	1.00%, 06/09/2021	992,644
1,000,000	1.00%, 06/30/2021	985,476
	Federal National Mortgage Assoc.
1,000,000	1.00%, 12/30/2019	989,952
1,500,000	1.00%, 06/30/2021	1,488,593
2,000,000	1.38%, 10/29/2020	1,985,836

	Total U.S. Government Agencies (Cost $9,487,983)	9,425,908

Principal Amount ($)		Value ($)
BONDS & NOTES - (continued)
U.S. TREASURIES - 3.2%
	U.S. Treasury Notes
1,500,000	0.75%, 09/30/2018	1,490,069
1,500,000	1.00%, 10/15/2019(e)	1,484,151
1,500,000	1.13%, 09/30/2021	1,446,915

	Total U.S. Treasuries (Cost $4,492,918)	4,421,135

	Total Bonds & Notes (Cost $109,879,550)	109,866,646

Shares
DOMESTIC EQUITY - 4.0%
COMMON STOCKS - 1.5%
86,000	Gramercy Property Trust, REIT	789,480
1,296	Phillips Edison Grocery Center REIT I, Inc.	11,949
158,000	VEREIT, Inc., REIT	1,336,680

	Total Common Stocks (Cost $2,473,625)	2,138,109

PREFERRED STOCKS - 2.5%
BANKS - 2.3%
30,000	Countrywide Capital V	765,675
22,109	First Republic Bank(d)	602,083
39,748	First Republic Bank, Series A(d)	1,000,557
28,000	GMAC Capital Trust I, Series 2(c)	711,830
6,572	Wells Fargo & Co.(c)(d)	165,434

		3,245,579

REAL ESTATE (d) - 0.2%
7,565	PS Business Parks, Inc., REIT, Series S	189,730

	Total Preferred Stocks (Cost $3,415,158)	3,435,309

	Total Domestic Equity (Cost $5,888,783)	5,573,418

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
FOREIGN EQUITY - 1.1%
PREFERRED STOCKS - 1.1%
INDUSTRIAL - 1.1%
1,200	Allergan PLC, Series A	913,800
975	Teva Pharmaceutical Industries, Ltd.	632,336

		1,546,136

	Total Preferred Stocks (Cost $1,790,785)	1,546,136

	Total Foreign Equity (Cost $1,790,785)	1,546,136

REGISTERED INVESTMENT COMPANIES - 9.3%
54,952	BlackRock Build America Bond Trust	1,186,963
41,289	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,013,232
50,477	DoubleLine Income Solutions Fund	958,558
58,005	Nuveen Build America Bond Fund	1,196,643
140,000	Nuveen Credit Strategies Income Fund	1,239,000
46,950	PCM Fund, Inc.(e)	469,500
34,400	PIMCO Corporate & Income Opportunity Fund	492,264
79,000	PIMCO Dynamic Credit & Mortgage Income Fund	1,597,380
25,000	PIMCO Dynamic Income Fund	692,500
3,703,757	State Street Navigator Prime Securities Lending Portfolio(i)	3,703,757
35,038	Templeton Emerging Markets Income Fund(e)	382,265

	Total Registered Investment Companies (Cost $13,036,763)	12,932,062

CASH EQUIVALENTS - 9.2%
12,814,179	State Street Institutional U.S. Government Money Market Fund, Premier Class	12,814,179

	Total Cash Equivalents (Cost $12,814,179)	12,814,179

Total Investments - 102.0%
(Cost $143,410,060)		142,732,441

Other Assets & Liabilities, Net - (2.0)%		(2,846,379)

Net Assets - 100.0%		139,886,062

(a)	Securities are grouped by coupon and represent a range of maturities.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $8,433,625 or 6.0% of net assets.
(c)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2016.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Securities (or a portion of securities) on loan. As of December 31, 2016, the market value of securities loaned was $3,703,757. The loaned securities were secured with cash collateral of $3,775,983. Collateral is calculated based on prior day’s prices.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $504,750, or 0.4% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2016.
(g)	The issuer is, or is in danger of being, in default of its payment obligation.
(h)	Step coupon bond. The interest rate shown reflects the rate in effect December 31, 2016 and will reset at a future date.
(i)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
AGM	Assured Guaranty Municipal Corp.
MTN	Medium-Term Note
PLC	Public Limited Company
Q-SBLF	Qualified School Board Loan Fund
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Fixed Income Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$2,175,167	$2,175,167
Common Stocks	44,640	44,640
US Treasury	1,483,950	1,483,950

Total Borrowings	$3,703,757	$3,703,757

Gross amount of recognized liabilities for securities lending transactions		$3,703,757

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

NOTES TO INVESTMENT PORTFOLIOS (unaudited)

As of December 31, 2016	Highland Fund II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report relates to six of the Funds: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP Fund is reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2016, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, mortgage-backed securities, futures, sovereign bonds, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, warrants, securities sold short, rights and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of December 31, 2016 is as follows:

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Chemicals	$975,461	$—	$975,461	$—
Energy	9,771,856	—	9,771,856	—
Industrials	1,187,505	—	1,187,505	—
Telecommunications	46,641,030	—	3,729,595	42,911,435
Utility	3,320,198	—	3,320,198	—
Non-U.S. Senior Loans
Consumer Products	2,149,503	—	2,149,503	—
Energy	51,925,903	—	51,925,903	—
Healthcare	17,887,449	—	12,519,203	5,368,246
Industrials	1,494,444	—	1,494,444	—
Information Technology	5,274,080	—	5,274,080	—
Manufacturing	337,568	—	337,568	—
Media & Telecommunications	2,802,857	—	2,802,857	—
Retail	10,345,280	—	10,345,280	—
Service	10,509,192	—	10,509,192	—
Telecommunications	5,060,150	—	5,060,150	—
Non-U.S. Asset-Backed Securities	148,386,949	—	148,157,262	229,687
U.S. Corporate Bonds & Notes(1)	30,018,057	—	30,018,057	—
Non-U.S. Corporate Bonds & Notes(1)	39,848,667	—	39,848,667	—
Non-U.S. Government Bonds	47,597,926	—	47,597,926	—
U.S. Equity
Chemicals	7,455,000	—	1,124,260	6,330,740
Commercial & Professional Services	283,640	283,640	—	—
Consumer Durables & Apparel	5,429,785	5,429,785	—	—
Consumer Services	28,083,120	28,083,120	—	—
Diversified Financials	419,975	419,975	—	—
Energy	1,016,287	1,016,287	—	—
Food & Staples Retailing	307,600	307,600	—	—
Food, Beverage & Tobacco	184,846	184,846	—	—
Healthcare Equipment & Services	21,466,525	21,466,525	—	—
Insurance	2,159,877	2,159,877	—	—
Materials	2,102,500	2,102,500	—	—
Media	200,175	200,175	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,669,842	9,669,842	—	—
Real Estate	33,394,059	33,394,059	—	—
Software & Services	31,637,117	31,637,117	—	—
Technology Hardware & Equipment	732,000	732,000	—	—
Telecommunication Services	96,186,194	—	—	96,186,194
Transportation	186,200	186,200	—	—
Utilities	122,878,246	122,878,246	—	—
Non-U.S. Equity
Banks	6,545,520	6,545,520	—	—
Capital Goods	5,543,766	5,543,766	—	—
Consumer Services	416,400	416,400	—	—
Diversified Financials	355,350	355,350	—	—
Energy	37,507,154	37,507,154	—	—
Food, Beverage & Tobacco	288,145	288,145	—	—
Healthcare Equipment & Services	1,768,250	—	—	1,768,250
Insurance	10,763,723	10,763,723	—	—
Materials	3,208,710	3,208,710	—	—
Media	3,199,642	3,199,642	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,427,356	6,427,356	—	—
Real Estate	997,898	997,898	—	—
Semiconductors & Semiconductor Equipment	6,373,446	6,373,446	—	—
Software & Services	8,621,445	8,621,445	—	—
Transportation	3,294,512	3,294,512	—	—
Utilities	11,415,979	11,415,979	—	—
U.S. Exchange-Traded Funds	1,757,282	1,757,282	—	—
Non-U.S. Master Limited Partnerships(1)	208,986,165	208,986,165	—	—
U.S. Rights
Utility	13,043,486	—	13,043,486	—

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

Non-U.S. Warrants
Energy	36,877	36,877	—	—
Healthcare Equipment & Services	83,218	—	—	83,218
U.S. Purchased Call Options	19,765,560	19,765,560	—	—
U.S. Purchased Put Options	3,521,100	3,521,100	—	—
Non-U.S. Purchased Put Options	123,000	123,000	—	—
U.S. Registered Investment Companies	1,236,074	1,236,074	—	—
Non-U.S. Investment Companies	17,428,130	13,271,495	—	4,156,635
Other Financial Instruments
Equity Contracts-Futures(2)	2,141,169	2,141,169	—	—

Total Assets	1,174,176,420	615,949,562	401,192,453	157,034,405

Liabilities
Securities Sold Short
Non-U.S. Corporate Bonds & Notes(1)	(4,965,945)	—	(4,965,945)	—
U.S. Equity (1)	(59,385,685)	(59,385,685)	—	—
Non-U.S. Equity (1)	(16,694,165)	(16,694,165)	—	—
U.S. Exchange-Traded Funds	(5,173,850)	(5,173,850)	—	—
Other Financial Instruments
Foreign Exchange Contracts-Futures(2)	(584,258)	(584,258)	—	—
Written Call Options Contracts	(1,563,712)	(1,563,712)	—	—
Written Put Options Contracts	(4,649,200)	(4,649,200)	—	—

Total Liabilities	(93,016,815)	(88,050,870)	(4,965,945)	—

Total	$1,081,159,605	$527,898,692	$396,226,508	$157,034,405

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	$143,289,058	$143,289,058	$—	$—
Preferred Stocks(1)	2,500,002	—	—	2,500,002
Exchange-Traded Funds	4,445,600	4,445,600	—	—
Registered Investment Companies	11,917,005	11,917,005	—	—

Total	$162,151,665	$159,651,663	$—	$2,500,002

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$43,028,037	$43,028,037	$—	$—
Master Limited Partnerships(1)	6,612,063	6,612,063	—	—
Purchased Call Options	53,750	53,750	—	—
Purchased Put Options	5,000	5,000	—	—
Registered Investment Companies	7,126,711	7,126,711
Other Financial Instruments
Equity Contracts-Futures(2)	16,601	16,601	—	—

Total Assets	56,842,162	56,842,162	—	—

Liabilities
Other Financial Instruments
Written Put Options Contracts	(15,000)	(15,000)	—	—

Total Liabilities	(15,000)	(15,000)	—	—

Total	$56,827,162	$56,827,162	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$21,492	$—	$21,492	$—
Agency Mortgage-Backed Securities	1,984,928	—	1,984,928	—
Asset-Backed Securities	2	—	2	—
Corporate Bonds & Notes(1)	910,752	—	910,752	—
Foreign Corporate Bonds & Notes(1)	397,448	—	397,448	—
Non-Agency Collateralized Mortgage-Backed Securities	304,628	—	304,628	—
Domestic Equity
Common Stocks(1)	32,566,330	32,554,388	—	11,942
Preferred Stocks(1)	1,748,907	1,748,907	—	—
Foreign Equity
Common Stocks(1)	14,639,576	14,639,576	—	—
Preferred Stocks(1)	2,156,429	2,156,429	—	—
Registered Investment Companies	6,215,294	6,215,294	—	—
Commercial Paper	4,747,211	—	4,747,211	—
Money Market Funds	11,145,289	11,145,289	—	—

Total	$76,838,286	$68,459,883	$8,366,461	$11,942

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$16,376,898	$—	$16,376,898	$—
Cash Equivalents	221,592	221,592	—	—

Total	$16,598,490	$221,592	$16,376,898	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$142,774	$—	$142,774	$—
Agency Mortgage-Backed Securities	18,091,173	—	18,091,173	—
Asset-Backed Securities	5,130,903	—	5,130,903	—
Corporate Bonds & Notes(1)	48,446,154	—	47,941,404	504,750
Foreign Corporate Bonds & Notes(1)	7,855,902	—	7,855,902	—
Municipal Bonds & Notes	12,071,311	—	12,071,311	—
Non-Agency Collateralized Mortgage-Backed Securities	3,384,082	—	3,384,082	—
Sovereign Bonds	897,304	—	897,304	—
U.S. Government Agencies	9,425,908	—	9,425,908	—
U.S. Treasuries	4,421,135	—	4,421,135	—
Domestic Equity
Common Stocks	2,138,109	2,126,160	—	11,949
Preferred Stocks(1)	3,435,309	3,435,309	—	—
Foreign Equity			—	—
Preferred Stocks(1)	1,546,136	1,546,136	—	—
Registered Investment Companies	12,932,062	12,932,062	—	—
Cash Equivalents	12,814,179	12,814,179	—	—

Total	$142,732,441	$32,853,846	$109,361,896	$516,699

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

The tables below set forth a summary of changes in the Global Allocation Fund, the Premier Growth Equity fund, the Total Return Fund and the Fixed Income Fund assets measured at fair value using significant unobservable inputs (Level 3) for the period ended December 31, 2016. The Highland Small-Cap Equity Fund and the Highland Tax-Exempt Fund had no Level 3 assets as of September 30, 2016 or December 31, 2016.

	Balance as of September 30, 2016	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)		Net Realized Gain/ (Losses)		Net Unrealized Gains/ (Losses)	Net Purchases		Net (Sales)	Balance as of December 31, 2016	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Global Allocation Fund
U.S. Senior Loans
Telecommunications	$41,698,182	$—	$—	$(1,629)			$—	$39,970	$1,174,912	(a)$	—	$42,911,435	$39,970
Non-U.S. Senior Loans
Healthcare	5,623,437	—	—	—			—	9,394	—		(264,585)	5,368,246	9,394
Non-U.S. Asset-Backed Securities	225,024	—	—	—			—	4,663	—		—	229,687	4,663
U.S. Equity
Chemicals	7,883,383	—	—	—			—	(1,552,643)	—		—	6,330,740	(1,552,643)
Telecommunication Services	95,809,137	—	—	—			—	377,057	—		—	96,186,194	377,057
Non-U.S. Equity
Healthcare Equipment & Servi	1,793,000	—	—	—			—	(24,750)	—		—	1,768,250	(24,750)
Non-U.S. Warrants
Healthcare Equipment & Servi	83,807	—	—	—			—	(589)	—		—	83,218	(589)
Non-U.S. Investment Companies	4,071,507	—	—	—			—	85,128	—		—	4,156,635	85,128

Total	$157,187,477	$—	$—	$(1,629	)$	— $		(1,061,770)	$1,174,912		$(264,585)	$157,034,405	$(1,061,770)

(a)	Represents payment in kind interest

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

	Balance as of September 30, 2016	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2016	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Premier Growth Equity Fund
Preferred Stocks
Software & Services	$—	$—	$—	$—	$—	$—	$2,500,002	$—	$2,500,002	$—

Total	$—	$—	$—	$—	$—	$—	$2,500,002	$—	$2,500,002	$—

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

	Balance as of September 30, 2016	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gain/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2016	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Total Return Fund
Common Stocks
Real Estate	$—	$—	$—	$—	$—	$609	$11,333	$—	$11,942	$609

Total	$—	$—	$—	$—	$—	$609	$11,333	$—	$11,942	$609

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

	Balance as of September 30, 2016	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of December 31, 2016	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Fixed Income Fund
Common Stocks
Real Estate	$—	$—	$—	$—	$—	$609	$11,340	$—	$11,949	$609
Corporate Bonds & Notes
Diversified Financials	505,650	—	—	—	—	(900)	—	—	504,750	(900)

Total	$505,650	$—	$—	$—	$—	$(291)	$11,340	$—	$516,699	$(291)

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the period ended December 31, 2016, a net amount of $996,631 of the Total Return Fund’s portfolio investments was transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 were due to a decrease in market activity (e.g. frequency of trades), which resulted in a decrease of available market inputs to determine price.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 3 or Level 2 and Level 3.

The Funds use end of period market value in the determination of the amount associated with any transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Global Allocation Fund

Category	Market Value at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Equity	$102,516,933	Third Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
U.S. Senior Loans	42,911,435	Discounted Cash Flow	Spread Adjustment	0.10%
Non-U.S. Senior Loans	5,368,247	Debt-Yield	Yield Adjustment	4.75% - 6%
Non-U.S. Investment Companies	4,156,635	Net Asset Value	N/A	N/A
Non-U.S. Equity	1,768,250	Multiples Analysis	Multiple of EBITDA	8.0x
			Liquidity Discount	10%
			Asset-Specific Discount	10%
		Discounted Cash Flow	Discount Rate	10%
Non-U.S. Asset-Backed Securities	229,687	Discounted Cash Flow	Discount Rate	21%
Non-U.S. Warrants	83,218	Black-Scholes Model	Share Price	$6.43
			Annualized Volatility	63%

Total	$157,034,405

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

Highland Premier Growth Equity Fund

Category	Market Value at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Preferred Stock	$2,500,002	Cost Price	N/A	N/A

Total	$2,500,002

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

Highland Total Return Fund

Category	Market Value at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$11,942	Market Approach	Market Index Adjustment	-6%

Total	$11,942

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

Highland Fixed Income Fund

Category	Market Value at 12/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Corporate Bonds and Notes	$504,750	Debt-Yield Model	Yield Adjustment	0.8%—1.0%
Common Stock	11,949	Market Approach	Market Index Adjustment	-6%

Total	$516,699

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

Forward Foreign Currency Exchange Contracts

The Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid assets in an amount equal to the value of the Fund’s obligation under those contracts, marked to market on a daily basis. For the period ended December 31, 2016, none of the funds invested in forward foreign currency exchange contracts.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

Transactions in written options for the period ended December 31, 2016 were as follows:

Global Allocation Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2016	60,280	$365,261,500	$26,343,580
Call Options Written	34,514	96,760,000	4,106,402
Put Options Written	66,864	407,636,000	9,054,563
Call Options Expired	(5,500)	(12,100,000)	(437,516)
Put Options Expired	(18,000)	(178,300,000)	(1,623,042)
Call Options Closed	(7,490)	(31,450,000)	(2,577,025)
Put Options Exercised	(21,450)	(272,477,000)	(4,245,794)

Outstanding, December 31, 2016	109,218	$375,330,500	$30,621,168

Premier Growth Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2016	—	$—	$—
Put Options Written	5,000	76,550,000	403,311
Put Options Closed	(5,000)	(76,550,000)	(403,311)

Outstanding, December 31, 2016	—	$—	$—

Small-Cap Equity Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2016	2,550	$26,335,000	$389,751
Put Options Written	250	350,000	19,427
Call Options Expired	(250)	(675,000)	(24,427)
Put Options Expired	(2,300)	(25,660,000)	(365,324)

Outstanding, December 31, 2016	250	$350,000	$19,427

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at December 31, 2016, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$45,380,509	$(383,361,195)	$(337,980,686)	$1,423,796,292
Premier Growth Equity Fund	36,575,363	(353,989)	36,221,374	126,399,972
Small-Cap Equity Fund	9,671,435	(3,272,365)	6,399,070	50,604,514
Total Return Fund	5,094,669	(2,568,154)	2,526,515	74,418,760
Tax-Exempt Fund	642,250	(260,001)	382,249	16,216,241
Fixed Income Fund	1,439,973	(2,122,409)	(682,436)	143,487,102

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Fund II

The table below shows affiliated issuers of the Global Allocation Fund as of December 31, 2016:

	Shares		Market Value
Issuer	September 30, 2016	December 31, 2016	September 30, 2016	December 31, 2016	Affiliated Income	Purchases	Sales
Majority Owned, Not Consolidated
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	10,000	$4,071,507	$4,156,635	$—	$—		$—
Highland Energy MLP Fund (Non-U.S. Master Limited Partnership)	3,793,330	3,903,235	18,701,118	20,023,595	467,096	—		—
Highland Merger Arbitrage Fund (Non-U.S. Investment Companies)	644,112	644,247	13,094,804	13,271,495	2,773	—		—
Other Affiliates
Highland/iBoxx Senior Loan ETF (Exchange-Traded Funds)	43,198	43,198	805,211	809,962	8,287	—		—
TerreStar Corporation (U.S. Equity, U.S. Senior Loans)	42,172,195	43,347,106	137,507,319	139,097,629	1,174,911	—		—

Total	46,662,835	47,947,786	$174,179,959	$177,359,316	$1,653,067	$—	$

The table below shows affiliated issuers of the Premier Growth Fund as of December 31, 2016:

	Shares		Market Value
Issuer	September 30, 2016	December 31, 2016	September 30, 2016	December 31, 2016	Affiliated Income	Purchases	Sales
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	173,439	173,475	$3,526,016	$3,573,593	$—	$747	$—

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the U.S. Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2016	Highland Energy MLP Fund

Shares		Value ($)
COMMON STOCKS - 43.1%
ENERGY (a) - 43.1%
77,480	EnLink Midstream LLC	1,475,994
69,623	Kinder Morgan, Inc.	1,441,892
56,232	Plains GP Holdings LP, Class A	1,950,126
101,613	SemGroup Corp., Class A	4,242,343
71,432	Targa Resources Corp.	4,005,192
60,800	Williams Cos., Inc. (The)	1,893,312

		15,008,859

	Total Common Stocks (Cost $17,766,848)	15,008,859

MASTER LIMITED PARTNERSHIPS - 93.0%
ENERGY (a) - 93.0%
30,783	Boardwalk Pipeline Partners LP	534,393
35,691	Crestwood Equity Partners LP	911,905
199,029	Energy Transfer Equity LP	3,843,250
76,559	Energy Transfer Partners LP	2,741,578
138,515	EnLink Midstream Partners LP	2,551,446
120,055	Enterprise Products Partners LP	3,246,287
64,995	MPLX LP	2,250,127
132,412	NGL Energy Partners LP	2,780,652

Shares		Value ($)
MASTER LIMITED PARTNERSHIPS - (continued)
ENERGY (a) - (continued)
12,084	Plains All American Pipeline LP	390,192
32,339	Shell Midstream Partners LP	940,742
33,374	Suburban Propane Partners LP	1,003,223
62,613	Sunoco Logistics Partners LP	1,503,964
89,515	Sunoco LP	2,407,058
45,325	Tesoro Logistics LP	2,302,963
59,905	Western Gas Equity Partners LP	2,536,977
65,094	Williams Partners LP	2,475,525

		32,420,282

	Total Master Limited Partnerships (Cost $37,508,202)	32,420,282

Units
WARRANTS - 0.0%
ENERGY (a)(b) - 0.0%
1,578,481	Kinder Morgan, Inc., expires 05/25/2017	8,682

	Total Warrants (Cost $3,645,569)	8,682

Total Investments - 136.1% (Cost $58,920,619)		47,437,823

Other Assets & Liabilities, Net - (36.1)%		(12,589,869)

Net Assets - 100.0%		34,847,954

(a)	All or part of this security is pledged as collateral for the credit facility with Bank of New York Mellon. The market value of the securities pledged as collateral was $46,873,133.
(b)	Non-income producing security.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Energy MLP Fund

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios that are currently being offered including the Highland Energy MLP Fund (“the Fund”). The other portfolios are reported separately from the Fund.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Energy MLP Fund

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2016, the Fund’s investments consisted of common stocks, master limited partnerships and warrants. If applicable, the fair values of the Fund’s common stocks, master limited partnerships and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of December 31, 2016 is as follows:

	Total value at December 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks(1)	$15,008,859	$15,008,859	$—	$—
Master Limited Partnerships(1)	32,420,282	32,420,282	—	—
Warrants(1)	8,682	8,682	—	—

Total	$47,437,823	$47,437,823	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Energy MLP Fund

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Master Limited Partnerships

Master Limited Partnerships, commonly referred to as “MLPs,” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs treated as partnerships under the Internal Revenue Code of 1986, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of December 31, 2016	Highland Energy MLP Fund

can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or a capital loss if the cost of the closing option is more than the premium received from writing the option. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened or a capital loss if the premium received from a sale is less than the original premium paid. The Fund did not have any transactions in written options for the period ended December 31, 2016.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at December 31, 2016, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation	Cost
$1,161,399	$(12,644,195)	$(11,482,796)	$58,920,619

Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such shareholders as well as percentage of the Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at December 31, 2016 were:

Number	% of Fund Held
3	69.14%

Investment activities of these shareholders, including redemptions, could have a material impact on the Fund and remaining shareholders.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the U.S. Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer
(principal executive officer)

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer
(principal executive officer)

Date:	February 24, 2017

By:	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Financial Officer and
Principal Accounting Officer
(principal financial officer)

Date:	February 24, 2017